UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-851-0511

Date of fiscal year end:	August 31, 2018

Date of reporting period:	February 28, 2018

Item 1. Reports to Stockholders.

DIREXION FUNDS

SEMI–ANNUAL REPORT FEBRUARY 28, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

1.2X BULL FUND

Direxion Monthly High Yield Bull 1.2X Fund (DXHYX)

1.25X BULL FUND	1.25X BEAR FUND
Direxion Monthly NASDAQ-100® Bull 1.25X Fund (DXNLX)	Direxion Monthly NASDAQ-100® Bear 1.25X Fund (DXNSX)
1.35X BULL FUND	1.35X BEAR FUND
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund (DXLTX)	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund (DXSTX)
2X BULL FUNDS	2X BEAR FUNDS
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)	Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)

Table of Contents

Letter to Shareholders (Unaudited)	4
Expense Example (Unaudited)	10
Allocation of Portfolio Holdings (Unaudited)	12
Schedules of Investments	13
Statements of Assets and Liabilities	26
Statements of Operations	30
Statements of Changes in Net Assets	34
Financial Highlights	41
Notes to the Financial Statements	43
Supplemental Information (Unaudited)	60
Trustees and Officers	61

Help Preserve the Environment – Go Green!

Go paperless with Direxion e-Delivery – a service allowing shareholders to reduce clutter with full online access to regulatory documents. Begin the preservation process with e-delivery.

With Direxion e-Delivery you can:

•  Receive email notifications when your most recent shareholder communications are available for review.

•  Access prospectuses, annual reports and semi-annual reports online.

It's easy to enroll:

1.  Visit www.direxioninvestments.com/edelivery

2.  Follow the simple enrollment instructions

If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Leveraged Funds (the "Funds") covers the period from September 1, 2017 to February 28, 2018 (the "Semi-Annual Period").

Market Review:

Entering the Semi-Annual Period, U.S. equities continued to reach record highs as investors embraced strong economic data, while shrugging off Central Bank concerns and North Korean missile tests. Abroad, strong profit growth from European companies provided gains, but Spanish stocks lagged due to a potential Catalonian secession. Markets experienced mild turbulence in October amid realization the U.S. economic policy changes would not be instituted as expediently as originally expected. Passage of the long awaited tax reform bill was a central theme for U.S. markets in the fourth quarter of 2017, with a corporate tax rate cut from 35% to 21% as its centerpiece. Domestic equities outperformed both developed and emerging market equities in the fourth quarter of 2017, capping off a year where the S&P 500 Index ended higher in each of its 12 calendar months for the first time ever. Internationally, Japan had a solid end to 2017 on strong earnings amidst global growth and an uptick in global trade. Into 2018, as the Eurozone continued to strengthen, the U.S. Dollar declined steeply versus the Euro. Italian elections and inflation targets, along with continued UK Brexit negotiations, were key themes in early 2018.

For the Semi-Annual Period, government and corporate yields rose, while high yield was largely unchanged. Yields steadily climbed throughout the Semi-Annual Period, especially on the short-end of the yield curve. Strong, but expected, economic data lead the longer-end of the curve modestly higher, while an aggressive U.S. Federal Reserve monetary tightening posture drove up the short-end of the curve. Healthy growth of U.S. Gross Domestic Product, combined with robust Non-Farm Payroll numbers and high consumer confidence, provided the backdrop for a precipitous selloff into the final month of the Semi-Annual Period, as investor concern over a potential rate hike grew more warranted. A transfer of power from Janet Yellen to Jerome Powell at the U.S. Federal Reserve had little to do with the selloff, with investors expecting the Fed to chart largely the same course under its new leadership.

Factors Affecting Direxion Fund Performance:

Benchmark Performance: The calendar month performance of each Fund's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the calendar month goals, the series of calendar month index returns are most important. The market conditions affecting the benchmark indexes during the past year are described below.

Leverage: Each Fund seeks calendar month investment results (before fees and expenses) of either 120%, 125%, 135% or 200% (for the Bull Funds) or -125%, -135% or -200% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund's gains or losses and increases the investment's risk and volatility.

Volatility and Compounding: The goal of leveraged funds is to provide a multiple of the calendar month returns of an underlying index. Over periods longer or shorter than a calendar month, a Fund should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding – a universal mathematical concept applying to all investments – returns of the Funds over longer periods will differ from the Fund's calendar month stated goal. Periods of high-volatility lacking a clear trend hurt a Fund's performance, while trending low-volatility markets enhance a Fund's performance.

Cost of Financing: In order to attain leveraged exposure, a Bull Fund incurs a cost of LIBOR1 plus or minus a spread, and a Bear Fund receives LIBOR plus or minus a spread as applied to the borrowed portion of the Fund's exposure. Financing

1  London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars). This rate is applicable to the short-term international interbank market, and applies to very large loans borrowed for anywhere from one day to five years.

DIREXION SEMI-ANNUAL REPORT

costs create a drag on a Bull Fund's performance. Because LIBOR is very low, a Bear Fund receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

Equity Dividends: A Bull Fund's performance is positively impacted by equity and index dividends, as the Funds receive those payments. A Bear Fund's performance is negatively impacted, as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs: Fees and expenses are listed in each Fund's prospectus and may be larger than many traditional index funds' fees, causing a greater negative impact on Fund performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to the Fund's use of leverage, significant purchase and redemption activity by Fund shareholders; or trading securities that are comparatively less liquid.

Fund Operational Review:

The Funds are leveraged and seek to provide a calendar month return of 120%, 125%, 135%, 200%, -125%, -135% or -200% of the calendar month performance of a particular benchmark. The term "calendar month" refers to the period from the close of the markets on the last business day of a given calendar month, until the close of the markets on the last business day of the subsequent calendar month. The Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than the target exposure to the index, depending on the performance of the target index. If a Fund's shares are held through the end of a calendar month or months, the Fund's performance is likely to deviate from the multiple of the benchmark performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than the calendar month, will likely deviate from the multiple of the benchmark performance for such shorter periods. The Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking calendar month leverage investment results and intend to actively monitor and manage their investments.

The Funds with the word "Bull" in their name attempt to provide investment results that correlate to 120%, 125%, 135% or 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate to -125%, -135% or -200% of the return of an index or benchmark, meaning that Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each Fund's calendar month investment objective, Rafferty Asset Management ("Rafferty" or the "Adviser") uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders resulting in repositioning each Fund's investments in accordance with its calendar month investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce calendar month returns consistent with a Fund's objective. As a consequence, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Fund invests in some combination of financial instruments so it generates economic exposure consistent with the Fund's investment objective. Financial instruments may include exchange traded funds ("ETFs"), stock index futures contracts, options on securities and stock indices and swap agreements. Each Fund invests significantly in swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

DIREXION SEMI-ANNUAL REPORT

The Funds may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

The discussion below relates to the performance of the Funds for their respective period. The Funds seek to provide calendar month returns which are a multiple – positive or negative – of the calendar month performance of a particular benchmark. The performance of the Funds for their respective period is important for understanding whether these Funds meet their investment goals. A Fund meeting its calendar month investment objective should have performance for the period similar to the performance indicated by models based on the calendar month returns of the relevant benchmark for the period. Direxion maintains models indicating the expected performance of each Fund in light of the path of the relevant benchmark. The models, and a description of how they work, are available on the Direxion website (www.direxioninvestments.com) under Tools/Exposure Level. The models do not take into account the size of a Fund, the Fund's expense ratio or any transaction fees associated with creating a Fund's portfolio. A brief comparison of the actual returns versus the expected returns for each of the Funds in this Semi-Annual Report follows.

Fund Performance Review:

The Direxion Monthly High Yield Bull 1.2X Fund seeks to provide 120% of the calendar month return of the Solactive High Yield Beta Index. The Solactive High Yield Beta Index is a rules-based, systematic strategy index that provides exposure to an equal-weighted portfolio of three high-yield ETFs. The allocation to each U.S. High Yield Corporate Bond ETF is adjusted on a monthly basis. The Index is calculated and distributed by Solactive AG and is calculated and published in U.S. Dollars. For the Semi-Annual Period, the Solactive High Yield Beta Index returned 0.12%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly High Yield Bull 1.2X Fund returned -0.55%, while the model indicated an expected return of 0.14%.

The Direxion Monthly NASDAQ-100® Bull 1.25X Fund and the Direxion Monthly NASDAQ-100® Bear 1.25X Fund seek to provide 125% and -125% of the calendar month return of the NASDAQ-100® Index, respectively. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned 15.05%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly NASDAQ-100® Bull 1.25X Fund returned 17.24%, while the model indicated an expected return of 18.98%. The Direxion Monthly NASDAQ-100® Bear 1.25X Fund returned -16.72%, while the model indicated an expected return of -17.29%.

The Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and the Direxion Monthly 25+ Year Treasury Bear 1.35X Fund seek to provide 135% and -135% of the calendar month return of the ICE U.S. Treasury 25+ Year Bond Index, respectively. The ICE U.S. Treasury 25+ Year Bond Index is a market value weighted index that is designed to measure the performance of U.S. dollar-denominated, fixed-rate securities with minimum term to maturity greater than 25 years. Bonds eligible for inclusion must: be issued by the U.S. Treasury; have a minimum term to maturity of greater than 25 years; be denominated in U.S. Dollars; be an either callable or non-callable issue; and have a fixed, non-zero coupon. The Index excludes zero-coupon STRIPS, inflation-linked note securities, floating-rate notes, cash management and treasury bills and any government agency debt that is issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 25+ Year Bond Index returned -6.11%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund returned -9.66%, while the model indicated an expected return of -8.24%. The Direxion Monthly 25+ Year Treasury Bear 1.35X Fund returned 8.26%, while the model indicated an expected return of 8.34%.

The Direxion Monthly NASDAQ-100® Bull 2X Fund seeks to provide 200% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned 15.05%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 2X Fund returned 28.67%, while the model indicated an expected return of 31.18%.

The Direxion Monthly S&P 500® Bull 2X Fund and the Direxion Monthly S&P 500® Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the S&P 500® Index, respectively. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The Index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned 10.84%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly S&P 500® Bull 2X Fund returned 19.72%, while the model indicated an expected return of 22.07%. The Direxion Monthly S&P 500® Bear 2X Fund returned -19.22%, while the model indicated an expected return of -20.23%.

The Direxion Monthly Small Cap Bull 2X Fund and the Direxion Monthly Small Cap Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned 8.30%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Monthly Small Cap Bull 2X Fund returned 14.67%, while the model indicated an expected return of 16.51%. The Direxion Monthly Small Cap Bear 2X Fund returned -15.75%, while the model indicated an expected return of -16.55%.

The Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index, respectively. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. For Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -4.66%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly 7-10 Year Treasury Bull 2X Fund returned -10.16%, while the model indicated an expected return of -9.15%. The Direxion Monthly 7-10 Year Treasury Bear 2X Fund returned 10.16%, while the model indicated an expected return of 9.72%.

The Direxion Monthly Emerging Markets Bull 2X Fund seeks to provide 200% of the calendar month return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. For the Semi-Annual Period, the MSCI Emerging Markets IndexSM returned 8.75%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly Emerging Markets Bull 2X Fund returned 14.99%, while the model indicated an expected return of 16.83%.

DIREXION SEMI-ANNUAL REPORT

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Eric W. Falkeis	Patrick Rudnick
Principal Executive Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxioninvestments.com.

An investment in the Funds involves risk, including the possible loss of principal. The Funds are non-diversified and include risks associated with concentration risk which results from the Funds' investments in a particular industry or sector and can increase volatility over time. Active and frequent trading associated with a regular rebalance of the fund can cause the price to fluctuate, therefore impacting its performance compared to other investment vehicles. The Funds are leveraged and include risks associated with being leveraged which include the potential to create a greater negative return had the Fund not employed leverage. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1.800.851.0511 or visit www.direxioninvestments.com. The prospectus should be read carefully before investing.

There is no guarantee the Funds will achieve their objective. Investing in funds that track an index may be more volatile than investing in broadly diversified funds. The use of leverage by a Fund means the Funds are riskier than alternatives which do not use leverage.

The views in this report were those of the Adviser as of February 28, 2018 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The total annual fund operating expense ratios of the Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X and Direxion Monthly Emerging Markets

DIREXION SEMI-ANNUAL REPORT

Bull 2X Fund are 1.76%, 1.28%, 1.29%, 1.21%, 1.21%, 1.49%, 1.49%, 1.49%, 1.49%, 1.49%, 1.49%, 1.49% and 1.49%, respectively.*

Distributed by: Rafferty Capital Markets, LLC

*  The total annual fund operating expense ratios of the Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X and Direxion Monthly Emerging Markets Bull 2X Fund includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Fund incurs that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios of the Direxion Monthly NASDAQ-100® Bull 1.25X Fund and Direxion Monthly NASDAQ-100® Bear 1.25X Fund, would be 1.15%, respectively. Total annual fund operating expense ratios of the Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, would be 1.10%, respectively. The total annual fund operating expenses ratios of all other Funds would be 1.35%, respectively.

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 28, 2018

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2017 – February 28, 2018).

Actual expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 28, 2018

	Annualized Expense Ratio	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Direxion Monthly High Yield Bull 1.2X Fund
Based on actual fund return	1.32%	$1,000.00	$994.50	$6.53
Based on hypothetical 5% return	1.32%	1,000.00	1,018.25	6.61
Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Based on actual fund return	1.42%	1,000.00	1,172.40	7.65
Based on hypothetical 5% return	1.42%	1,000.00	1,017.75	7.10
Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Based on actual fund return	1.15%	1,000.00	832.80	5.23
Based on hypothetical 5% return	1.15%	1,000.00	1,019.09	5.76
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Based on actual fund return	1.10%	1,000.00	903.40	5.19
Based on hypothetical 5% return	1.10%	1,000.00	1,019.34	5.51
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Based on actual fund return	1.10%	1,000.00	1,082.60	5.68
Based on hypothetical 5% return	1.10%	1,000.00	1,019.34	5.51
Direxion Monthly NASDAQ-100® Bull 2X Fund
Based on actual fund return	1.44%	1,000.00	1,286.70	8.16
Based on hypothetical 5% return	1.44%	1,000.00	1,017.65	7.20
Direxion Monthly S&P 500® Bull 2X Fund
Based on actual fund return	1.38%	1,000.00	1,197.20	7.52
Based on hypothetical 5% return	1.38%	1,000.00	1,017.95	6.90
Direxion Monthly S&P 500® Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	807.80	6.05
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.37%	1,000.00	1,146.70	7.29
Based on hypothetical 5% return	1.37%	1,000.00	1,018.00	6.85
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	842.50	6.17
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	898.40	6.35
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	1,101.60	7.03
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.37%	1,000.00	1,149.90	7.30
Based on hypothetical 5% return	1.37%	1,000.00	1,018.00	6.85

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of September 1, 2017 to February 28, 2018), then divided by 365.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

February 28, 2018

	Cash*	Investment Companies	Futures		Swaps	Total
Direxion Monthly High Yield Bull 1.2X Fund	20%	80%	—		0%**	100%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	99%	—	—		1%	100%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	103%	—	—		(3)%	100%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	100%	—	0	%**	0%**	100%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	102%	—	—		(2)%	100%
Direxion Monthly NASDAQ-100® Bull 2X Fund	87%	—	—		13%	100%
Direxion Monthly S&P 500® Bull 2X Fund	102%	—	—		(2)%	100%
Direxion Monthly S&P 500® Bear 2X Fund	107%	—	—		(7)%	100%
Direxion Monthly Small Cap Bull 2X Fund	109%	—	—		(9)%	100%
Direxion Monthly Small Cap Bear 2X Fund	105%	—	—		(5)%	100%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	104%	—	—		(4)%	100%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	99%	—	—		1%	100%
Direxion Monthly Emerging Markets Bull 2X Fund	109%	—	—		(9)%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
385,570	iShares iBoxx $ High Yield Corporate Bond ETF	$33,228,423
221,166	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	22,151,986
917,642	SPDR® Barclays High Yield Bond ETF	33,227,817
	TOTAL INVESTMENT COMPANIES (Cost $87,761,450)	$88,608,226
SHORT TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%
6,700,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$6,700,000
	TOTAL SHORT TERM INVESTMENTS (Cost $6,700,000)	$6,700,000
	TOTAL INVESTMENTS (Cost $94,461,450) - 86.1%	$95,308,226
	Other Assets in Excess of Liabilities - 13.9%	15,445,379
	TOTAL NET ASSETS - 100.0%	$110,753,605

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2018.

(b)   All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $6,700,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares iBoxx $ High Yield Corporate Bond ETF	0.8525% representing 1 month LIBOR rate + spread	Credit Suisse International	9/21/2018	128,522	$11,023,790	$50,049
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	2.0525% representing 1 month LIBOR rate + spread	Credit Suisse International	9/21/2018	221,166	22,084,885	56,424
Total return of SPDR® Barclays High Yield Bond ETF	1.2525% representing 1 month LIBOR rate + spread	Credit Suisse International	9/21/2018	305,881	11,024,018	48,721
					$44,132,693	$155,194

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 26.3%
Money Market Funds - 26.3%
10,390,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$10,390,000
	TOTAL SHORT TERM INVESTMENTS (Cost $10,390,000)	$10,390,000
	TOTAL INVESTMENTS (Cost $10,390,000) - 26.3%	$10,390,000
	Other Assets in Excess of Liabilities - 73.7%	29,164,048
	TOTAL NET ASSETS - 100.0%	$39,554,048

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2018.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $10,390,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	2.0707% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/26/2019	2,768	$18,232,981	$737,756
Total return of NASDAQ-100® Index	2.1142% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/25/2019	4,460	31,022,556	(451,229)
					$49,255,537	$286,527

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bear 1.25X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%	66,087
TOTAL NET ASSETS - 100.0%	$66,087

Percentages are stated as a percent of net assets.

Short Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.8707% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	3/26/2019	12	$80,484	$(1,793)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 6.4%
Money Market Funds - 6.4%
6,150,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$6,150,000
	TOTAL SHORT TERM INVESTMENTS (Cost $6,150,000)	$6,150,000
	TOTAL INVESTMENTS (Cost $6,150,000) - 6.4%	$6,150,000
	Other Assets in Excess of Liabilities - 93.6%	89,975,309
	TOTAL NET ASSETS - 100.0%	$96,125,309

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at February 28, 2018.

(b)   All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $6,150,000.

Long Futures Contracts (Unaudited)

February 28, 2018

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/(Payable), Net	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bond	6/20/2018	591	$92,140,594	$757,219	$413,330

Long Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ICE U.S. Treasury 25+ Year Bond Index	2.0525% representing 1 month LIBOR rate + spread	Credit Suisse International	11/5/2018	148,641	$13,870,113	$15,559
Total return of iShares 20+ Year Treasury Bond ETF	1.0025% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	200,000	23,760,376	(18,933)
					$37,630,489	$(3,374)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 19.7%
Money Market Funds - 19.7%
720,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$720,000
	TOTAL SHORT TERM INVESTMENTS (Cost $720,000)	$720,000
	TOTAL INVESTMENTS (Cost $720,000) - 19.7%	$720,000
	Other Assets in Excess of Liabilities - 80.3%	2,935,981
	TOTAL NET ASSETS - 100.0%	$3,655,981

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2018.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $720,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.7525% representing 1 month LIBOR rate + spread	Total return of ICE U.S. Treasury 25+ Year Bond Index	Credit Suisse International	11/5/2018	52,787	$4,864,220	$(70,697)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 35.6%
Money Market Funds - 35.6%
71,980,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$71,980,000
	TOTAL SHORT TERM INVESTMENTS (Cost $71,980,000)	$71,980,000
	TOTAL INVESTMENTS (Cost $71,980,000) - 35.6%	$71,980,000
	Other Assets in Excess of Liabilities - 64.4%	130,375,580
	TOTAL NET ASSETS - 100.0%	$202,355,580

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at February 28, 2018.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $71,980,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	2.1325% representing 1 month LIBOR rate + spread	Credit Suisse International	9/28/2018	31,217	$188,157,906	$25,269,797
Total return of NASDAQ-100® Index	2.0707% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/25/2019	12,260	83,830,756	157,921
Total return of NASDAQ-100® Index	2.0707% - 2.0812% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/26/2019	11,646	79,568,113	248,726
Total return of NASDAQ-100® Index	2.1142% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/25/2019	3,939	27,337,368	(337,782)
					$378,894,143	$25,338,662

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.9%
Money Market Funds - 24.9%
27,820,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$27,820,000
	TOTAL SHORT TERM INVESTMENTS (Cost $27,820,000)	$27,820,000
	TOTAL INVESTMENTS (Cost $27,820,000) - 24.9%	$27,820,000
	Other Assets in Excess of Liabilities - 75.1%	83,758,910
	TOTAL NET ASSETS - 100.0%	$111,578,910

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at February 28, 2018.

(b)   All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $27,820,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.1401% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	82,277	$225,791,126	$(2,495,265)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 27.0%
Money Market Funds - 27.0%
1,820,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$1,820,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,820,000)	$1,820,000
	TOTAL INVESTMENTS (Cost $1,820,000) - 27.0%	$1,820,000
	Other Assets in Excess of Liabilities - 73.0%	4,925,055
	TOTAL NET ASSETS - 100.0%	$6,745,055

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at February 28, 2018.

(b)   All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,820,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.7725% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/17/2018	4,971	$13,052,716	$(444,374)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.2%
Money Market Funds - 28.2%
3,700,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$3,700,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,700,000)	$3,700,000
	TOTAL INVESTMENTS (Cost $3,700,000) - 28.2%	$3,700,000
	Other Assets in Excess of Liabilities - 71.8%	9,403,237
	TOTAL NET ASSETS - 100.0%	$13,103,237

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2018.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $3,700,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	1.4525% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	17,351	$27,406,951	$(1,187,576)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.5%
Money Market Funds - 23.5%
930,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$930,000
	TOTAL SHORT TERM INVESTMENTS (Cost $930,000)	$930,000
	TOTAL INVESTMENTS (Cost $930,000) - 23.5%	$930,000
	Other Assets in Excess of Liabilities - 76.5%	3,019,730
	TOTAL NET ASSETS - 100.0%	$3,949,730

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2018.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $930,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.5025% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/17/2018	5,246	$7,745,679	$(188,501)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 36.4%
Money Market Funds - 36.4%
2,990,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$2,990,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,990,000)	$2,990,000
	TOTAL INVESTMENTS (Cost $2,990,000) - 36.4%	$2,990,000
	Other Assets in Excess of Liabilities - 63.6%	5,230,731
	TOTAL NET ASSETS - 100.0%	$8,220,731

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2018.

(b)  All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $2,990,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	0.9525% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	156,037	$16,298,045	$(347,267)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 30.0%
Money Market Funds - 30.0%
4,420,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$4,420,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,420,000)	$4,420,000
	TOTAL INVESTMENTS (Cost $4,420,000) - 30.0%	$4,420,000
	Other Assets in Excess of Liabilities - 70.0%	10,296,318
	TOTAL NET ASSETS - 100.0%	$14,716,318

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2018.

(b)   All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $4,420,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.6525% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/18/2018	288,067	$29,577,052	$145,309

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 46.3%
Money Market Funds - 46.3%
10,500,000	Fidelity Investments Money Market Government Portfolio, 1.30% (a)(b)	$10,500,000
	TOTAL SHORT TERM INVESTMENTS (Cost $10,500,000)	$10,500,000
	TOTAL INVESTMENTS (Cost $10,500,000) - 46.3%	$10,500,000
	Other Assets in Excess of Liabilities - 53.7%	12,187,793
	TOTAL NET ASSETS - 100.0%	$22,687,793

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2018.

(b)   All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $10,500,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	1.6642% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	944,366	$47,308,285	$(1,964,044)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2018

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Assets:
Investments, at fair value (Note 2)	$95,308,226	$10,390,000	$—
Cash	15,322,997	23,666,087	55,966
Receivable for Fund shares sold	106,391	6,354,392	—
Due from Adviser	—	—	2,447
Due from broker for swap contracts	3,410	640,000	—
Receivable for Investment securities sold	894,611	—	—
Unrealized appreciation on swap contracts	155,194	737,756	—
Dividends and interest receivable	45,673	25,653	91
Prepaid expenses and other assets	61,733	19,614	15,853
Total Assets	111,898,235	41,833,502	74,357
Liabilities:
Payable for Fund shares redeemed	602,246	64,212	—
Due to broker for swap contracts	320,000	1,710,000	—
Unrealized depreciation on swap contracts	—	451,229	1,793
Accrued investment advisory fees	75,876	10,243	—
Accrued distribution expenses	27,793	5,373	19
Accrued expenses and other liabilities	118,715	38,397	6,458
Total Liabilities	1,144,630	2,279,454	8,270
Net Assets	$110,753,605	$39,554,048	$66,087
Net Assets Consist of:
Capital stock	$120,580,556	$39,152,844	$306,815
Undistributed (Accumulated) net investment income (loss)	218,426	(30,709)	(253)
Undistributed (Accumulated) net realized gain (loss)	(11,047,347)	145,386	(238,682)
Net unrealized appreciation (depreciation) on:
Investments	846,776	—	—
Swap contracts	155,194	286,527	(1,793)
Total Net Assets	$110,753,605	$39,554,048	$66,087
Calculation of Net Asset Value Per Share:
Net assets	$110,753,605	$39,554,048	$66,087
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	4,750,114	1,270,698	6,005
Net asset value, redemption price and offering price per share	$23.3160	$31.1278	$11.0053
Cost of Investments	$94,461,450	$10,390,000	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2018

	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Assets:
Investments, at fair value (Note 2)	$6,150,000	$720,000	$71,980,000
Cash	87,480,967	2,989,877	137,201,762
Receivable for Fund shares sold	85,256	372	4,152,780
Deposit at broker for futures contracts	2,487,007	—	—
Due from broker for swap contracts	6	—	78,407
Unrealized appreciation on swap contracts	—	—	25,676,444
Variation margin	757,219	—	—
Dividends and interest receivable	53,624	15,937	192,820
Prepaid expenses and other assets	29,930	25,408	26,242
Total Assets	97,044,009	3,751,594	239,308,455
Liabilities:
Payable for Fund shares redeemed	500,060	—	8,071,545
Due to broker for swap contracts	3,491	—	28,270,000
Unrealized depreciation on swap contracts	3,374	70,697	337,782
Due to broker for futures contracts	341,678	—	—
Accrued investment advisory fees	18,420	1,115	108,714
Accrued distribution expenses	10,586	3,160	37,183
Accrued expenses and other liabilities	41,091	20,641	127,651
Total Liabilities	918,700	95,613	36,952,875
Net Assets	$96,125,309	$3,655,981	$202,355,580
Net Assets Consist of:
Capital stock	$99,603,160	$6,258,270	$148,885,741
Accumulated net investment loss	(19,081)	(98,981)	(367,706)
Undistributed (Accumulated) net realized gain (loss)	(3,868,726)	(2,432,611)	28,498,883
Net unrealized appreciation (depreciation) on:
Futures contracts	413,330	—	—
Swap contracts	(3,374)	(70,697)	25,338,662
Total Net Assets	$96,125,309	$3,655,981	$202,355,580
Calculation of Net Asset Value Per Share:
Net assets	$96,125,309	$3,655,981	$202,355,580
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	4,934,753	197,740	8,345,585
Net asset value, redemption price and offering price per share	$19.4793	$18.4888	$24.25
Cost of Investments	$6,150,000	$720,000	$71,980,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2018

	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund
Assets:
Investments, at fair value (Note 2)	$27,820,000	$1,820,000	$3,700,000	$930,000
Cash	83,968,935	5,343,806	10,301,610	3,098,659
Receivable for Fund shares sold	2,500,783	19,501	564,203	205,958
Due from Adviser	—	—	—	297
Dividends and interest receivable	113,542	6,609	16,465	4,349
Prepaid expenses and other assets	19,253	12,949	16,393	12,844
Total Assets	114,422,513	7,202,865	14,598,671	4,252,107
Liabilities:
Payable for Fund shares redeemed	147,843	2,333	217,571	103,819
Due to broker for swap contracts	62,242	—	65,591	73
Unrealized depreciation on swap contracts	2,495,265	444,374	1,187,576	188,501
Accrued investment advisory fees	62,441	841	4,826	—
Accrued distribution expenses	20,935	1,385	3,005	880
Accrued expenses and other liabilities	54,877	8,877	16,865	9,104
Total Liabilities	2,843,603	457,810	1,495,434	302,377
Net Assets	$111,578,910	$6,745,055	$13,103,237	$3,949,730
Net Assets Consist of:
Capital stock	$97,652,849	$56,691,740	$10,569,322	$55,180,390
Accumulated net investment loss	(125,540)	(49,406)	(29,403)	(34,789)
Undistributed (Accumulated) net realized gain (loss)	16,546,866	(49,452,905)	3,750,894	(51,007,370)
Net unrealized depreciation on:
Swap contracts	(2,495,265)	(444,374)	(1,187,576)	(188,501)
Total Net Assets	$111,578,910	$6,745,055	$13,103,237	$3,949,730
Calculation of Net Asset Value Per Share:
Net assets	$111,578,910	$6,745,055	$13,103,237	$3,949,730
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	4,002,405	495,112	176,423	254,725
Net asset value, redemption price and offering price per share	$27.88	$13.62	$74.27	$15.51
Cost of Investments	$27,820,000	$1,820,000	$3,700,000	$930,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2018

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund
Assets:
Investments, at fair value (Note 2)	$2,990,000	$4,420,000	$10,500,000
Cash	5,243,600	10,415,371	11,822,388
Receivable for Fund shares sold	334,340	19,560	2,585,063
Unrealized appreciation on swap contracts	—	145,309	—
Dividends and interest receivable	8,355	9,656	18,433
Prepaid expenses and other assets	15,416	18,396	20,770
Total Assets	8,591,711	15,028,292	24,946,654
Liabilities:
Payable for Fund shares redeemed	502	—	270,065
Due to broker for swap contracts	2,775	290,000	1,708
Unrealized depreciation on swap contracts	347,267	—	1,964,044
Accrued investment advisory fees	812	2,755	7,560
Accrued distribution expenses	1,559	1,952	3,527
Accrued expenses and other liabilities	18,065	17,267	11,957
Total Liabilities	370,980	311,974	2,258,861
Net Assets	$8,220,731	$14,716,318	$22,687,793
Net Assets Consist of:
Capital stock	$11,253,808	$36,552,950	$66,845,405
Accumulated net investment loss	(79,388)	(32,721)	(41,852)
Accumulated net realized loss	(2,606,422)	(21,949,220)	(42,151,716)
Net unrealized appreciation (depreciation) on:
Swap contracts	(347,267)	145,309	(1,964,044)
Total Net Assets	$8,220,731	$14,716,318	$22,687,793
Calculation of Net Asset Value Per Share:
Net assets	$8,220,731	$14,716,318	$22,687,793
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	254,023	471,344	368,775
Net asset value, redemption price and offering price per share	$32.36	$31.22	$61.52
Cost of Investments	$2,990,000	$4,420,000	$10,500,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2018

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Investment Income:
Dividend income	$5,568,965	$—	$—
Interest income	282,065	86,705	581
Total investment income	5,851,030	86,705	581
Expenses:
Investment advisory fees	927,746	61,925	392
Distribution expenses	309,249	20,642	131
Accounting fees	196,062	12,385	79
Professional fees	57,003	8,361	6,430
Report to shareholders	32,981	1,945	15
Management service fees	30,030	2,063	13
State registration fees	27,554	12,209	9,903
Administration fees	21,898	1,373	9
Trustees' fees	20,401	1,284	9
Insurance fees	9,908	583	4
Licensing fees	3,273	4,954	31
Interest expense	2,149	1,346	—
Other	14,511	856	6
Total expenses	1,652,765	129,926	17,022
Excise taxes	—	21,116	—
Less: Reimbursement of expenses from Adviser (Note 4)	(21,807)	(33,628)	(16,421)
Net expenses	1,630,958	117,414	601
Net investment income (loss)	4,220,072	(30,709)	(20)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(4,897,466)	—	—
Swap contracts	(2,531,735)	2,812,181	(20,671)
	(7,429,201)	2,812,181	(20,671)
Change in net unrealized appreciation (depreciation) on:
Investments	(5,961,257)	—	—
Swap contracts	(454,035)	(485,694)	5,078
	(6,415,292)	(485,694)	5,078
Net realized and unrealized gain (loss) on investments	(13,844,493)	2,326,487	(15,593)
Net increase (decrease) in net assets resulting from operations	$(9,624,421)	$2,295,778	$(15,613)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2018

	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Investment Income:
Interest income	$250,207	$66,421	$1,109,889
Total investment income	250,207	66,421	1,109,889
Expenses:
Investment advisory fees	183,328	46,799	768,206
Distribution expenses	61,109	15,600	256,069
Accounting fees	36,666	9,360	153,641
State registration fees	20,957	26,392	17,581
Professional fees	16,682	8,062	41,451
Licensing fees	14,288	10,539	40,972
Management service fees	5,951	1,540	25,322
Report to shareholders	4,744	1,647	23,675
Administration fees	4,284	1,065	17,500
Trustees' fees	3,047	1,070	15,419
Insurance fees	1,412	494	7,089
Interest expense	407	173	104,892
Other	2,087	725	10,417
Total expenses	354,962	123,466	1,482,234
Less: Reimbursement of expenses from Adviser (Note 4)	(85,674)	(54,654)	(4,639)
Net expenses	269,288	68,812	1,477,595
Net investment loss	(19,081)	(2,391)	(367,706)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Futures contracts	(2,608,692)	136,000	—
Swap contracts	(806,596)	511,982	32,779,682
	(3,415,288)	647,982	32,779,682
Change in net unrealized appreciation (depreciation) on:
Futures contracts	413,488	—	—
Swap contracts	(322,865)	(55,465)	16,172,601
	90,623	(55,465)	16,172,601
Net realized and unrealized gain (loss) on investments	(3,324,665)	592,517	48,952,283
Net increase (decrease) in net assets resulting from operations	$(3,343,746)	$590,126	$48,584,577

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2018

	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund
Investment Income:
Interest income	$515,931	$40,882	$102,721	$28,766
Total investment income	515,931	40,882	102,721	28,766
Expenses:
Investment advisory fees	350,089	28,051	72,146	19,270
Distribution expenses	116,696	9,350	24,049	6,423
Accounting fees	70,017	5,610	14,429	3,854
Professional fees	22,412	7,337	8,836	7,046
State registration fees	18,909	11,149	15,224	10,869
Interest expense	12,536	19	2,262	46
Management service fees	11,574	915	2,370	631
Report to shareholders	10,270	921	2,421	631
Licensing fees	9,350	7,439	9,954	3,317
Administration fees	7,913	651	1,656	444
Trustees' fees	6,723	581	1,554	403
Insurance fees	3,075	277	726	189
Other	4,519	406	1,065	277
Total expenses	644,083	72,706	156,692	53,400
Less: Reimbursement of expenses from Adviser (Note 4)	(2,612)	(22,196)	(24,568)	(18,669)
Net expenses	641,471	50,510	132,124	34,731
Net investment loss	(125,540)	(9,628)	(29,403)	(5,965)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swap contracts	19,444,792	(2,139,000)	3,750,894	(1,045,899)
	19,444,792	(2,139,000)	3,750,894	(1,045,899)
Change in net unrealized appreciation (depreciation) on:
Swap contracts	(4,152,126)	604,485	(1,192,267)	(56,776)
	(4,152,126)	604,485	(1,192,267)	(56,776)
Net realized and unrealized gain (loss) on investments	15,292,666	(1,534,515)	2,558,627	(1,102,675)
Net increase (decrease) in net assets resulting from operations	$15,167,126	$(1,544,143)	$2,529,224	$(1,108,640)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2018

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund
Investment Income:
Interest income	$60,489	$34,280	$66,459
Total investment income	60,489	34,280	66,459
Expenses:
Investment advisory fees	42,836	24,117	45,102
Distribution expenses	14,279	8,039	15,034
State registration fees	12,529	10,021	17,295
Licensing fees	9,917	9,917	4,988
Accounting fees	8,567	4,824	9,020
Professional fees	7,917	7,093	7,624
Report to shareholders	1,502	677	1,208
Management service fees	1,400	793	1,490
Administration fees	994	548	1,018
Trustees' fees	955	434	787
Insurance fees	451	204	362
Interest expense	204	147	1,101
Other	660	298	532
Total expenses	102,211	67,112	105,561
Less: Reimbursement of expenses from Adviser (Note 4)	(24,902)	(23,554)	(23,276)
Net expenses	77,309	43,558	82,285
Net investment loss	(16,820)	(9,278)	(15,826)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swap contracts	(431,130)	253,020	3,086,915
	(431,130)	253,020	3,086,915
Change in net unrealized appreciation (depreciation) on:
Swap contracts	(662,199)	267,468	(2,142,283)
	(662,199)	267,468	(2,142,283)
Net realized and unrealized gain (loss) on investments	(1,093,329)	520,488	944,632
Net increase (decrease) in net assets resulting from operations	$(1,110,149)	$511,210	$928,806

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$4,220,072	$8,466,010	$(30,709)	$(70,939)
Net realized gain (loss) on investments	(7,429,201)	4,846,328	2,812,181	6,217,560
Change in net unrealized appreciation (depreciation) of investments	(6,415,292)	3,895,801	(485,694)	772,634
Net increase (decrease) in net assets resulting from operations	(9,624,421)	17,208,139	2,295,778	6,919,255
Distributions to shareholders:
Net investment income:	(4,001,646)	(8,639,069)	—	—
Net realized gains	(562,632)	(2,375,195)	(2,778,661)	—
Total distributions to shareholders	(4,564,278)	(11,014,264)	(2,778,661)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(234,734,387)	129,019,198	5,844,200	27,215,958
Total increase (decrease) in net assets	(248,923,086)	135,213,073	5,361,317	34,135,213
Net assets:
Beginning of year/period	359,676,691	224,463,618	34,192,731	57,518
End of year/period	$110,753,605	$359,676,691	$39,554,048	$34,192,731
Undistributed (accumulated) net investment income (loss), end of year/period	$218,426	$—	$(30,709)	$—

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly High Yield Bull 1.2X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	61,768,066	$1,461,519,846	51,601,855	$1,233,433,511
Shares issued in reinvestment of distributions	185,852	4,430,237	458,675	10,776,702
Shares redeemed	(72,099,654)	(1,700,684,470)	(46,791,834)	(1,115,191,015)
Net increase (decrease)	(10,145,736)	$(234,734,387)	5,268,696	$129,019,198
	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	10,716,299	$320,223,486	15,428,662	$374,263,986
Shares issued in reinvestment of distributions	96,902	2,778,661	—	—
Shares redeemed	(10,740,242)	(317,157,947)	(14,233,578)	(347,048,028)
Net increase	72,959	$5,844,200	1,195,084	$27,215,958

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100® Bear 1.25X Fund		Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(20)	$(350)	$(19,081)	$(97,168)
Net realized gain (loss) on investments	(20,671)	(13,338)	(3,415,288)	1,297,410
Change in net unrealized appreciation (depreciation) of investments	5,078	(6,526)	90,623	316,802
Net increase (decrease) in net assets resulting from operations	(15,613)	(20,214)	(3,343,746)	1,517,044
Distributions to shareholders:
Net realized gains	—	—	(130,177)	—
Total distributions to shareholders	—	—	(130,177)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(93,995)	148,383	79,760,091	15,872,586
Total increase (decrease) in net assets	(109,608)	128,169	76,286,168	17,389,630
Net assets:
Beginning of year/period	175,695	47,526	19,839,141	2,449,511
End of year/period	$66,087	$175,695	$96,125,309	$19,839,141
Accumulated net investment loss, end of year/period	$(253)	$(233)	$(19,081)	$—

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	10,194	$120,329	44,706	$663,233
Shares redeemed	(17,485)	(214,324)	(34,039)	(514,850)
Net increase (decrease)	(7,291)	$(93,995)	10,667	$148,383
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	58,425,977	$1,217,976,888	99,020,683	$1,993,686,832
Shares issued in reinvestment of distributions	5,639	122,055	—	—
Shares redeemed	(54,415,673)	(1,138,338,852)	(98,205,076)	(1,977,814,246)
Net increase	4,015,943	$79,760,091	815,607	$15,872,586

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund		Direxion Monthly NASDAQ-100® Bull 2X Fund[1]
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(2,391)	$(121,852)	$(367,706)	$(1,140,452)
Net realized gain (loss) on investments	647,982	(2,164,780)	32,779,682	51,996,714
Change in net unrealized appreciation (depreciation) of investments	(55,465)	103,960	16,172,601	9,405,316
Net increase (decrease) in net assets resulting from operations	590,126	(2,182,672)	48,584,577	60,261,578
Distributions to shareholders:
Net realized gains	—	—	(10,222,280)	—
Total distributions to shareholders	—	—	(10,222,280)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	2,526,792	(11,962,905)	(103,417)	(22,364,888)
Total increase (decrease) in net assets	3,116,918	(14,145,577)	38,258,880	37,896,690
Net assets:
Beginning of year/period	539,063	14,684,640	164,096,700	126,200,010
End of year/period	$3,655,981	$539,063	$202,355,580	$164,096,700
Accumulated net investment loss, end of year/period	$(98,981)	$(96,590)	$(367,706)	$—

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	29,552,270	$510,052,570	99,846,865	$1,893,326,388
Shares redeemed	(29,386,095)	(507,525,778)	(100,690,399)	(1,905,289,293)
Net increase (decrease)	166,175	$2,526,792	(843,534)	$(11,962,905)
	Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	17,434,375	$377,777,930	30,314,300	$477,405,003
Shares issued in reinvestment of distributions	476,340	10,145,054	—	—
Shares redeemed	(17,801,145)	(388,026,401)	(31,866,725)	(499,769,891)
Net increase (decrease)	109,570	$(103,417)	(1,552,425)	$(22,364,888)

1  Effective April 9, 2018, the Fund had a 5:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 5:1 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly S&P 500® Bull 2X Fund[1]		Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(125,540)	$(461,304)	$(9,628)	$(75,724)
Net realized gain (loss) on investments	19,444,792	14,982,272	(2,139,000)	(2,633,504)
Change in net unrealized appreciation (depreciation) of investments	(4,152,126)	(49,100)	604,485	(524,538)
Net increase (decrease) in net assets resulting from operations	15,167,126	14,471,868	(1,544,143)	(3,233,766)
Distributions to shareholders:
Net realized gains	(6,210,188)	—	—	—
Total distributions to shareholders	(6,210,188)	—	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	30,021,270	(5,472,827)	(12,542,942)	13,985,014
Total increase (decrease) in net assets	38,978,208	8,999,041	(14,087,085)	10,751,248
Net assets:
Beginning of year/period	72,600,702	63,601,661	20,832,140	10,080,892
End of year/period	$111,578,910	$72,600,702	$6,745,055	$20,832,140
Accumulated net investment loss, end of year/period	$(125,540)	$—	$(49,406)	$(39,778)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly S&P 500® Bull 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	4,274,080	$117,419,041	9,595,650	$207,974,974
Shares issued in reinvestment of distributions	231,465	6,197,249	—	—
Shares redeemed	(3,414,145)	(93,595,020)	(10,008,335)	(213,447,801)
Net increase (decrease)	1,091,400	$30,021,270	(412,685)	$(5,472,827)
	Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	2,333,262	$32,741,603	2,489,293	$48,474,275
Shares redeemed	(3,074,101)	(45,284,545)	(1,692,569)	(34,489,261)
Net increase (decrease)	(740,839)	$(12,542,942)	796,724	$13,985,014

1  Effective April 9, 2018, the Fund had a 5:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 5:1 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(29,403)	$(166,906)	$(5,965)	$(53,401)
Net realized gain (loss) on investments	3,750,894	4,224,658	(1,045,899)	(3,470,251)
Change in net unrealized appreciation (depreciation) of investments	(1,192,267)	19,490	(56,776)	613,381
Net increase (decrease) in net assets resulting from operations	2,529,224	4,077,242	(1,108,640)	(2,910,271)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(5,742,210)	(976,984)	(714,085)	1,567,925
Total increase (decrease) in net assets	(3,212,986)	3,100,258	(1,822,725)	(1,342,346)
Net assets:
Beginning of year/period	16,316,223	13,215,965	5,772,455	7,114,801
End of year/period	$13,103,237	$16,316,223	$3,949,730	$5,772,455
Accumulated net investment loss, end of year/period	$(29,403)	$—	$(34,789)	$(28,824)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	507,647	$37,241,753	2,360,592	$137,599,334
Shares redeemed	(583,151)	(42,983,963)	(2,367,529)	(138,576,318)
Net decrease	(75,504)	$(5,742,210)	(6,937)	$(976,984)
	Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	822,482	$13,075,317	2,590,933	$53,603,013
Shares redeemed	(881,386)	(13,789,402)	(2,550,042)	(52,035,088)
Net increase (decrease)	(58,904)	$(714,085)	40,891	$1,567,925

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund		Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(16,820)	$(136,019)	$(9,278)	$(42,866)
Net realized gain (loss) on investments	(431,130)	(2,101,841)	253,020	205,751
Change in net unrealized appreciation (depreciation) of investments	(662,199)	319,434	267,468	(139,312)
Net increase (decrease) in net assets resulting from operations	(1,110,149)	(1,918,426)	511,210	23,573
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(5,811,272)	(5,439,371)	9,084,876	277,936
Total increase (decrease) in net assets	(6,921,421)	(7,357,797)	9,596,086	301,509
Net assets:
Beginning of year/period	15,142,152	22,499,949	5,120,232	4,818,723
End of year/period	$8,220,731	$15,142,152	$14,716,318	$5,120,232
Accumulated net investment loss, end of year/period	$(79,388)	$(62,568)	$(32,721)	$(23,443)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	464,689	$15,909,246	1,464,568	$51,709,957
Shares redeemed	(631,067)	(21,720,518)	(1,633,439)	(57,149,328)
Net decrease	(166,378)	$(5,811,272)	(168,871)	$(5,439,371)
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	846,822	$25,480,835	1,314,661	$38,625,864
Shares redeemed	(556,159)	(16,395,959)	(1,306,130)	(38,347,928)
Net increase	290,663	$9,084,876	8,531	$277,936

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(15,826)	$(48,692)
Net realized gain on investments	3,086,915	1,557,244
Change in net unrealized appreciation (depreciation) of investments	(2,142,283)	710,963
Net increase in net assets resulting from operations	928,806	2,219,515
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	11,859,046	(1,436,237)
Total increase in net assets	12,787,852	783,278
Net assets:
Beginning of year/period	9,899,941	9,116,663
End of year/period	$22,687,793	$9,899,941
Accumulated net investment loss, end of year/period	$(41,852)	$(26,026)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	1,568,643	$91,472,248	1,984,748	$85,494,282
Shares redeemed	(1,384,914)	(79,613,202)	(2,054,869)	(86,930,519)
Net increase (decrease)	183,729	$11,859,046	(70,121)	$(1,436,237)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Monthly High Yield Bull 1.2X Fund
Six Months Ended February 28, 2018 (Unaudited)	$24.1461	$0.4051	$0.4053	$(0.5334)	$(0.1283)	$(0.6124)	$(0.0894)	$—	$(0.7018)	$23.3160	(0.55)%	$110,754	1.33%	1.32%	3.41%	1.33%	1.32%	3.41%	553%
Year ended August 31, 2017	23.3157	0.7368	0.7381	1.0980	1.8348	(0.7613)	(0.2431)	—	(1.0044)	24.1461	8.08%	359,677	1.36%	1.36%	3.08%	1.35%	1.35%	3.09%	362%
February 17, 2016[9] to August 31, 2016	20.0000	0.3135	0.3142	3.3260	3.6395	(0.3238)	—	—	(0.3238)	23.3157	18.29%	224,464	1.36%	1.35%	2.64%	1.35%	1.34%	2.65%	165%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Six Months Ended February 28, 2018 (Unaudited)	28.5477	(0.0551)	(0.0148)	4.7924	4.7373	—	(2.1572)	—	(2.1572)	31.1278	17.24%	39,554	1.83%	1.42%	(0.37)%	1.56%	1.15%	(0.10)%	0%
Year ended August 31, 2017	21.6640	(0.1380)	(0.1354)	7.0217	6.8837	—	—	—	—	28.5477	31.77%	34,193	1.16%	1.14%	(0.57)%	1.15%	1.13%	(0.56)%	0%
March 31, 2016[9] to August 31, 2016	20.0000	(0.0091)	(0.0088)	1.6731	1.6640	—	—	—	—	21.6640	8.32%	58	1.15%	1.13%	(0.11)%	1.15%	1.13%	(0.11)%	0%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Six Months Ended February 28, 2018 (Unaudited)	13.2141	(0.0023)	(0.0023)	(2.2065)	(2.2088)	—	—	—	—	11.0053	(16.72)%	66	32.59%	1.15%	(0.04)%	32.59%	1.15%	(0.04)%	0%
Year ended August 31, 2017	18.0798	(0.0683)	(0.0683)	(4.7974)	(4.8657)	—	—	—	—	13.2141	(26.91)%	176	1.15%	1.15%	(0.46)%	1.15%	1.15%	(0.46)%	0%
March 31, 2016 to August 31, 2016	20.0000	(0.0671)	(0.0671)	(1.8531)	(1.9202)	—	—	—	—	18.0798	(9.60)%	48	1.15%	1.08%	(0.81)%	1.15%	1.08%	(0.81)%	0%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Six Months Ended February 28, 2018 (Unaudited)	21.5922	(0.0081)	(0.0079)	(2.0751)	(2.0832)	—	(0.0297)	—	(0.0297)	19.4793	(9.66)%	96,125	1.45%	1.10%	(0.08)%	1.45%	1.10%	(0.08)%	0%
Year ended August 31, 2017	23.7349	(0.0879)	(0.0877)	(2.0548)	(2.1427)	—	—	—	—	21.5922	(9.03)%	19,839	1.10%	1.06%	(0.45)%	1.10%	1.06%	(0.45)%	0%
November 2, 2015[9] to August 31, 2016	20.0000	(0.1101)	(0.1099)	3.8450	3.7349	—	—	—	—	23.7349	18.67%	2,450	1.10%	0.88%	(0.65)%	1.10%	0.88%	(0.65)%	0%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Six Months Ended February 28, 2018 (Unaudited)	17.0779	(0.0033)	(0.0031)	1.4142	1.4109	—	—	—	—	18.4888	8.26%	3,656	1.98%	1.10%	(0.04)%	1.98%	1.10%	(0.04)%	0%
Year ended August 31, 2017	16.7805	(0.1069)	(0.1068)	0.4043	0.2974	—	—	—	—	17.0779	1.77%	539	1.10%	0.99%	(0.54)%	1.10%	0.99%	(0.54)%	0%
November 2, 2015[9] to August 31, 2016	20.0000	(0.1119)	(0.1119)	(3.1076)	(3.2195)	—	—	—	—	16.7805	(16.10)%	14,685	1.10%	0.97%	(0.75)%	1.10%	0.97%	(0.75)%	0%
Direxion Monthly NASDAQ-100® Bull 2X Fund[10]
Six Months Ended February 28, 2018 (Unaudited)	19.92	(0.04)	(0.03)	5.59	5.55	—	(1.22)	—	(1.22)	24.25	28.67%	202,356	1.45%	1.44%	(0.36)%	1.35%	1.34%	(0.26)%	0%
Year ended August 31, 2017	12.89	(0.12)	(0.11)	7.15	7.03	—	—	—	—	19.92	54.55%	164,097	1.36%	1.36%	(0.78)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	10.92	(0.14)	(0.14)	2.40	2.26	—	(0.29)	—	(0.29)	12.89	20.90%	126,200	1.35%	1.35%	(1.17)%	1.35%	1.35%	(1.17)%	0%
Year ended August 31, 2015	10.27	(0.15)	(0.15)	0.93	0.78	—	(0.13)	—	(0.13)	10.92	7.68%	116,172	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	5.87	(0.11)	(0.11)	4.51	4.40	—	—	—	—	10.27	74.98%	289,359	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	4.79	(0.09)	(0.09)	1.17	1.08	—	—	—	—	5.87	22.56%	24,514	1.90%	1.90%	(1.85)%	1.90%	1.90%	(1.85)%	0%
Direxion Monthly S&P 500® Bull 2X Fund[10]
Six Months Ended February 28, 2018 (Unaudited)	24.94	(0.04)	(0.03)	4.88	4.84	—	(1.90)	—	(1.90)	27.88	19.72%	111,579	1.38%	1.38%	(0.27)%	1.35%	1.35%	(0.24)%	0%
Year ended August 31, 2017	19.13	(0.17)	(0.16)	5.98	5.81	—	—	—	—	24.94	30.33%	72,601	1.36%	1.36%	(0.79)%	1.35%	1.35%	(0.78)%	0%
Year ended August 31, 2016	16.57	(0.24)	(0.07)	3.67	3.43	—	(0.87)	—	(0.87)	19.13	21.43%	63,602	1.54%	1.54%	(1.56)%	1.35%	1.35%	(1.37)%	0%
Year ended August 31, 2015	17.73	(0.25)	(0.25)	(0.18)	(0.43)	—	(0.73)	—	(0.73)	16.57	(2.40)%	43,329	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	12.29	(0.20)	(0.20)	6.43	6.23	—	(0.79)	—	(0.79)	17.73	52.45%	39,820	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	9.36	(0.20)	(0.20)	3.48	3.28	—	(0.35)	—	(0.35)	12.29	36.05%	32,007	1.90%	1.90%	(1.85)%	1.90%	1.90%	(1.85)%	0%
Direxion Monthly S&P 500® Bear 2X Fund
Six Months Ended February 28, 2018 (Unaudited)	16.86	(0.02)	(0.02)	(3.22)	(3.24)	—	—	—	—	13.62	(19.22)%	6,745	1.94%	1.35%	(0.26)%	1.94%	1.35%	(0.26)%	0%
Year ended August 31, 2017	22.95	(0.15)	(0.15)	(5.94)	(6.09)	—	—	—	—	16.86	(26.54)%	20,832	1.35%	1.35%	(0.77)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	30.91	(0.32)	(0.32)	(7.64)	(7.96)	—	—	—	—	22.95	(25.75)%	10,081	1.35%	1.35%	(1.16)%	1.35%	1.35%	(1.16)%	0%
Year ended August 31, 2015	32.72	(0.39)	(0.39)	(1.42)	(1.81)	—	—	—	—	30.91	(5.53)%	9,066	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	53.84	(0.53)	(0.53)	(20.59)	(21.12)	—	—	—	—	32.72	(39.23)%	6,464	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	79.76	(1.20)	(1.20)	(24.72)	(25.92)	—	—	—	—	53.84	(32.50)%	7,855	1.90%	1.90%	(1.84)%	1.90%	1.90%	(1.84)%	0%
Direxion Monthly Small Cap Bull 2X Fund
Six Months Ended February 28, 2018 (Unaudited)	64.77	(0.11)	(0.10)	9.61	9.50	—	—	—	—	74.27	14.67%	13,103	1.63%	1.37%	(0.31)%	1.61%	1.35%	(0.29)%	0%
Year ended August 31, 2017	51.05	(0.48)	(0.48)	14.20	13.72	—	—	—	—	64.77	26.88%	16,316	1.36%	1.36%	(0.81)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	45.38	(0.49)	(0.49)	6.16	5.67	—	—	—	—	51.05	12.49%	13,216	1.35%	1.34%	(1.14)%	1.35%	1.34%	(1.14)%	0%
Year ended August 31, 2015	46.95	(0.67)	(0.67)	(0.90)	(1.57)	—	(0.00)[11]	—	(0.00)[11]	45.38	(3.34)%	15,325	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	35.43	(0.59)	(0.59)	12.76	12.17	—	(0.65)	—	(0.65)	46.95	34.56%	25,266	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	22.91	(0.56)	(0.56)	13.08	12.52	—	—	—	—	35.43	54.63%	15,347	1.90%	1.90%	(1.86)%	1.90%	1.90%	(1.86)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Monthly Small Cap Bear 2X Fund
Six Months Ended February 28, 2018 (Unaudited)	$18.41	$(0.02)	$(0.02)	$(2.88)	$(2.90)	$—	$—	$—	$—	$15.51	(15.75)%	$3,950	2.08%	1.35%	(0.23)%	2.08%	1.35%	(0.23)%	0%
Year ended August 31, 2017	26.09	(0.17)	(0.17)	(7.51)	(7.68)	—	—	—	—	18.41	(29.44)%	5,772	1.35%	1.35%	(0.80)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	34.47	(0.38)	(0.38)	(8.00)	(8.38)	—	—	—	—	26.09	(24.31)%	7,115	1.35%	1.35%	(1.15)%	1.35%	1.35%	(1.15)%	0%
Year ended August 31, 2015	37.75	(0.46)	(0.46)	(2.82)	(3.28)	—	—	—	—	34.47	(8.69)%	7,576	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	57.20	(0.58)	(0.58)	(18.87)	(19.45)	—	—	—	—	37.75	(34.00)%	15,540	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	99.32	(1.43)	(1.43)	(40.69)	(42.12)	—	—	—	—	57.20	(42.41)%	17,587	1.90%	1.90%	(1.84)%	1.90%	1.90%	(1.84)%	0%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Six Months Ended February 28, 2018 (Unaudited)	36.02	(0.05)	(0.05)	(3.61)	(3.66)	—	—	—	—	32.36	(10.16)%	8,221	1.79%	1.35%	(0.29)%	1.79%	1.35%	(0.29)%	0%
Year ended August 31, 2017	38.18	(0.29)	(0.29)	(1.87)	(2.16)	—	—	—	—	36.02	(5.66)%	15,142	1.35%	1.35%	(0.82)%	1.35%	1.35%	(0.82)%	0%
Year ended August 31, 2016	34.36	(0.42)	(0.42)	4.24	3.82	—	—	—	—	38.18	11.12%	22,500	1.35%	1.35%	(1.17)%	1.35%	1.35%	(1.17)%	0%
Year ended August 31, 2015	33.01	(0.46)	(0.46)	1.81	1.35	—	—	—	—	34.36	4.09%	69,850	1.35%	1.31%	(1.30)%	1.35%	1.31%	(1.30)%	0%
Year ended August 31, 2014	29.48	(0.41)	(0.41)	3.94	3.53	—	—	—	—	33.01	11.97%	22,235	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	35.97	(0.41)	(0.41)	(4.79)	(5.20)	—	(1.29)	—	(1.29)	29.48	(14.89)%	23,537	1.90%	1.83%	(1.24)%	1.90%	1.83%	(1.24)%	1,286%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Six Months Ended February 28, 2018 (Unaudited)	28.34	(0.04)	(0.04)	2.92	2.88	—	—	—	—	31.22	10.16%	14,716	2.08%	1.35%	(0.29)%	2.08%	1.35%	(0.29)%	0%
Year ended August 31, 2017	27.99	(0.24)	(0.24)	0.59	0.35	—	—	—	—	28.34	1.25%	5,120	1.35%	1.35%	(0.80)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	33.01	(0.37)	(0.37)	(4.65)	(5.02)	—	—	—	—	27.99	(15.21)%	4,819	1.35%	1.35%	(1.19)%	1.35%	1.35%	(1.19)%	0%
Year ended August 31, 2015	36.66	(0.46)	(0.46)	(3.19)	(3.65)	—	—	—	—	33.01	(9.96)%	19,935	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	43.12	(0.53)	(0.53)	(5.93)	(6.46)	—	—	—	—	36.66	(14.98)%	8,010	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	38.92	(0.77)	(0.77)	4.97	4.20	—	—	—	—	43.12	10.79%	10,029	1.90%	1.90%	(1.85)%	1.90%	1.90%	(1.85)%	0%
Direxion Monthly Emerging Markets Bull 2X Fund
Six Months Ended February 28, 2018 (Unaudited)	53.50	(0.08)	(0.07)	8.10	8.02	—	—	—	—	61.52	14.99%	22,688	1.76%	1.37%	(0.26)%	1.74%	1.35%	(0.24)%	0%
Year ended August 31, 2017	35.73	(0.32)	(0.32)	18.09	17.77	—	—	—	—	53.50	49.73%	9,900	1.36%	1.36%	(0.78)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	30.79	(0.35)	(0.35)	5.29	4.94	—	—	—	—	35.73	16.04%	9,117	1.35%	1.35%	(1.14)%	1.35%	1.35%	(1.14)%	0%
Year ended August 31, 2015	56.54	(0.64)	(0.64)	(25.11)	(25.75)	—	—	—	—	30.79	(45.54)%	2,777	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	41.36	(0.67)	(0.67)	15.85	15.18	—	—	—	—	56.54	36.70%	32,357	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	45.04	(0.97)	(0.97)	(2.71)	(3.68)	—	—	—	—	41.36	(8.17)%	5,229	1.90%	1.89%	(1.84)%	1.90%	1.89%	(1.84)%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Includes interest expense and extraordinary expense which is comprised of tax expense.

3  Excludes interest expense and extraordinary expense which is comprised of tax expense.

4  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain(loss) per share will not equal the Fund's changes in net realized and unrealized gain(loss) on investments, futures and swaps for the period.

5  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

  The total return would have been lower of certain expenses had not been reimbursed by the investment adviser.

6  Net expenses include effects of any reimbursement or recoupment.

7  For periods less than one year, these ratios are annualized.

8  Portfolio turnover is not annualized and does not include effects of turnover of the swap or future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

9  Commencement of operations.

10  Effective April 9, 2018, the Fund had a 5:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 5:1 stock split.

11  Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 28, 2018

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 16 series, of which 13 are included in this report: Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, and Direxion Monthly Emerging Markets Bull 2X Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 13 Funds included in this report offer only Investor Class shares.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

The Funds' investment objectives are to seek monthly investment results, before fees and expenses that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly High Yield Bull 1.2X Fund	Solactive High Yield Beta Index	120%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	NASDAQ-100® Index	125%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund		-125%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	NYSE 25 Year Plus Treasury Bond Index	135%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund		-135%
Direxion Monthly NASDAQ-100® Bull 2X Fund	NASDAQ-100® Index	200%
Direxion Monthly S&P 500® Bull 2X Fund	S&P 500® Index	200%
Direxion Monthly S&P 500® Bear 2X Fund		-200%
Direxion Monthly Small Cap Bull 2X Fund	Russell 2000® Index	200%
Direxion Monthly Small Cap Bear 2X Fund		-200%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	ICE U.S. Treasury 7-10 Year Bond Index	200%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund		-200%
Direxion Monthly Emerging Markets Bull 2X Fund	MSCI Emerging Markets IndexSM	200%

The Trust has evaluated the structure, objective and activities of the Funds and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

DIREXION SEMI-ANNUAL REPORT

a) Investment Valuation – The Net Asset Value ("NAV") of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion High Yield Bull 1.2X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund (the "Fixed Income Funds") do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. Equity securities, exchange-traded funds ("ETFs") and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with an original maturity of 60 days or less are valued using the amortized cost method. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date.

Other debt securities are valued by using the mean prices provided by the Funds' pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation for such securities, the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a "net basis". Consequently, a Fund's current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund's obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays

DIREXION SEMI-ANNUAL REPORT

interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk , a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at February 28, 2018 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$737,756	$451,229	$286,527[1]	$—	$451,229	$—	$451,229	$—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	—	—	—	1,793	—	—	1,793
Direxion Monthly NASDAQ-100® Bull 2X Fund	406,647	337,782	68,865	—	337,782	—	337,782	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly High Yield Bull 1.2X Fund	$155,194	$—	$155,194[1]	$—	$—	$—	$—	$—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	15,559	—	—	15,559	18,933	15,559	3,374[1]	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	—	—	—	70,697	—	70,697[1]	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	25,269,797	—	25,269,797[1]	—	—	—	—	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—	—	2,495,265	—	2,495,265[1]	—
Direxion Monthy S&P 500® Bear 2X Fund	—	—	—	—	444,374	—	444,374[1]	—
Direxion Monthly Small Cap Bull 2X Fund	—	—	—	—	1,187,576	—	1,187,576[1]	—
Direxion Monthly Small Cap Bear 2X Fund	—	—	—	—	188,501	—	188,501[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	$—	$—	$—	$—	$347,267	$—	$347,267[1]	$—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	145,309	—	145,309[1]	—	—	—	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	—	1,964,044	—	1,964,044[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

c) Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and Direxion Monthly 25+ Year Treasury Bear 1.35X Fund were invested in futures contracts during the six months ended February 28, 2018.

d) Risks of Futures Contracts and Options on Futures Contracts – The risks inherent in the use of futures contracts and options on futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for futures contracts and options on futures contracts. The Funds were not invested in any options on futures contracts during the six months ended February 28, 2018.

e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

DIREXION SEMI-ANNUAL REPORT

f) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

g) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund collectively defined as "investment companies". As a result, Fund shareholders indirectly bear the Fund's proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. These costs are disclosed in the Fund's prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made in the Funds' financial statements.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective average daily net assets. For additional discussion on expenses, refer to Note 4.

j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2018 and the year ended August 31, 2017, were as follows:

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100® Bull 1.25X Fund		Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Six Months February 28, 2018 (Unaudited)	Ended Year Ended August 31, 2017	Six Months February 28, 2018 (Unaudited)	Ended Year Ended August 31, 2017	Six Months February 28, 2018 (Unaudited)	Ended Year Ended August 31, 2017
Distributions paid from:
Ordinary Income	$4,564,278	$11,014,264	$2,778,661	$—	$—	$—
Long-Term Capital Gains	—			—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$4,564,278	$11,014,264	$2,778,661	$—	$—	$—
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund		Direxion Monthly 25+ Year Treasury Bear 1.35X Fund		Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Distributions paid from:
Ordinary Income	$130,177	$—	$—	$—	$10,222,280	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$130,177	$—	$—	$—	$10,222,280	$—

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly S&P 500® Bull 2X Fund		Direxion Monthly S&P 500® Bear 2X Fund		Direxion Monthly Small Cap Bull 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Distributions paid from:
Ordinary Income	$6,210,188	$—	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$6,210,188	$—	$—	$—	$—	$—
	Direxion Monthly Small Cap Bear 2X Fund		Direxion Monthly 7-10 Year Treasury Bull 2X Fund		Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Distributions paid from:
Ordinary Income	$—	$—	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$—	$—	$—	$—	$—	$—

Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Distributions paid from:
Ordinary Income	$—	$—
Long-Term Capital Gains	—	—
Return of Capital	—	—
Total Distributions paid	$—	$—

As of August 31, 2017, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Net unrealized appreciation/(depreciation)	$4,361,748	$665,674	$(10,598)	$(134,095)
Undistributed ordinary income (loss)	—	3,647,251	—	130,167
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	3,647,251	—	130,167
Other accumulated earnings (losses)	—	(3,428,838)	(214,517)	—
Total accumulated earnings (losses)	$4,361,748	$884,087	$(225,115)	$(3,928)

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Net unrealized appreciation/(depreciation)	$(201,810)	$4,885,278	$1,656,508	$(7,348,687)
Undistributed ordinary income (loss)	—	10,222,264	3,312,615	—
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	10,222,264	3,312,615	—
Other accumulated earnings (losses)	(2,990,605)	—	—	(41,053,855)
Total accumulated earnings (losses)	$(3,192,415)	$15,107,542	$4,969,123	$(48,402,542)
	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Net unrealized appreciation/(depreciation)	$4,691	$(913,878)	$229,418	$(479,540)
Undistributed ordinary income (loss)	—	—	—	—
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	—	—	—
Other accumulated earnings (losses)	—	(49,208,142)	(2,152,346)	(21,868,302)
Total accumulated earnings (losses)	$4,691	$(50,122,020)	$(1,922,928)	$(22,347,842)

Direxion Monthly Emerging Markets Bull 2X Fund
Net unrealized appreciation/(depreciation)	$177,701
Undistributed ordinary income (loss)	—
Undistributed capital gain (loss)	—
Total distributable earnings (losses)	—
Other accumulated earnings (losses)	(45,264,119)
Total accumulated earnings (losses)	$(45,086,418)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, qualified late year loss deferrals and/or unrealized gain/(loss) on derivative positions.

The cost basis for investments for federal income tax purposes as of February 28, 2017 was as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Tax cost of investments	$94,461,450	$10,390,000	$—
Gross unrealized appreciation	846,776	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$846,776	$—	$—
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Tax cost of investments	$6,150,000	$720,000	$71,980,000
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund
Tax cost of investments	$27,820,000	$1,820,000	$3,700,000
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—
	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Tax cost of investments	$930,000	$2,990,000	$4,420,000
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—

Direxion Monthly Emerging Markets Bull 2X Fund
Tax cost of investments	$10,500,000
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purpose to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2017. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2017.

At August 31, 2017, the following Funds deferred, on a tax basis, qualified late year losses of:

	Late Year Ordinary Losses	Post-October Capital Losses
Direxion Monthly High Yield Bull 1.2X Fund	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	233	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	96,590	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—
Direxion Monthly S&P 500® Bear 2X Fund	39,778	—
Direxion Monthly Small Cap Bull 2X Fund	—	—
Direxion Monthly Small Cap Bear 2X Fund	28,824	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	62,568	2,089,778
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	23,443	—
Direxion Monthly Emerging Markets Bull 2X Fund	26,026	—

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

DIREXION SEMI-ANNUAL REPORT

At August 31, 2017, the following Funds had capital loss carryforwards on a tax basis of:

	8/31/2018	8/31/2019	Unlimited ST	Unlimited LT	Annual Limitation
Direxion Monthly High Yield Bull 1.2X Fund	$—	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—	(3,428,838)	—	926
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	—	(214,284)	—	2,231
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—	—	—	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	—	(1,762,389)	(1,131,626)	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	—	—	—	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—	—	—
Direxion Monthly S&P 500® Bear 2X Fund	(4,649,215)	—	(36,364,862)	—	—
Direxion Monthly Small Cap Bull 2X Fund	—	—	—	—	—
Direxion Monthly Small Cap Bear 2X Fund	(3,873,693)	(5,087,146)	(40,218,479)	—	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	(1,976,123)	—	(19,868,736)	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	(1,727,140)	—	(16,875,150)	(26,635,803)	—

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2018, open Federal and state income tax years include the tax years ended August 31, 2014 through August 31, 2017. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six months ended February 28, 2018, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) in the Direxion Monthly High Yield Bull 1.2X Fund were $1,065,043,323 and $1,252,094,317, respectively. There were no purchases and sales as defined above in any of the other Funds.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 28, 2018.

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to each Fund's average daily net assets at the annual rate of 0.75%.

DIREXION SEMI-ANNUAL REPORT

Management Services Agreement: The Funds have entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Funds pays the Adviser a management service fees of 0.026% on the first $10,000,0000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000.

Operating Expense Limitation Agreement: Each Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to cap all or a portion of the expenses for each Fund based on the annual rates listed below applied to each Fund's average daily net assets.

Direxion Monthly High Yield Bull 1.2X Fund	1.35%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1.15%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	1.15%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	1.10%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	1.10%
Direxion Monthly NASDAQ-100® Bull 2X Fund	1.35%
Direxion Monthly S&P 500® Bull 2X Fund	1.35%
Direxion Monthly S&P 500® Bear 2X Fund	1.35%
Direxion Monthly Small Cap Bull 2X Fund	1.35%
Direxion Monthly Small Cap Bear 2X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	1.35%
Direxion Monthly Emerging Markets Bull 2X Fund	1.35%

Any expense cap is subject to recoupment by the Advsier within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

Funds	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring: February 28, 2021
Direxion Monthly High Yield Bull 1.2X Fund	$—	$21,807	$21,807
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	33,628	33,628
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	16,421	16,421
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	85,674	85,674
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	54,654	54,654
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	4,639	4,639
Direxion Monthly S&P 500® Bull 2X Fund	—	2,612	2,612
Direxion Monthly S&P 500® Bear 2X Fund	—	22,196	22,196
Direxion Monthly Small Cap Bull 2X Fund	—	24,568	24,568
Direxion Monthly Small Cap Bear 2X Fund	—	18,669	18,669
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	24,902	24,902
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	23,554	23,554
Direxion Monthly Emerging Markets Bull 2X Fund	—	23,276	23,276

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets. Each Fund currently pays a 12b-1 fee of 0.25% of the respective Fund's average daily net assets.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

DIREXION SEMI-ANNUAL REPORT

and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds' securities as of February 28, 2018.

	Direxion Monthly High Yield Bull 1.2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies	$88,608,226	$—	$—	$88,608,226
Short Term Investments	6,700,000	—	—	6,700,000
Other Financial Instruments*	—	155,194	—	155,194
	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$10,390,000	$—	$—	$10,390,000
Other Financial Instruments*	—	286,527	—	286,527
	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$—	$—	$—	$—
Other Financial Instruments*	—	(1,793)	—	(1,793)
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$6,150,000	$—	$—	$6,150,000
Other Financial Instruments*	413,330	(3,374)	—	409,956
	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$720,000	$—	$—	$720,000
Other Financial Instruments*	—	(70,697)	—	(70,697)
	Direxion Monthly NASDAQ-100® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$71,980,000	$—	$—	$71,980,000
Other Financial Instruments*	—	25,338,662	—	25,338,662
	Direxion Monthly S&P 500® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$27,820,000	$—	$—	$27,820,000
Other Financial Instruments*	—	(2,495,265)	—	(2,495,265)
	Direxion Monthly S&P 500® Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,820,000	$—	$—	$1,820,000
Other Financial Instruments*	—	(444,374)	—	(444,374)
	Direxion Monthly Small Cap Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$3,700,000	$—	$—	$3,700,000
Other Financial Instruments*	—	(1,187,576)	—	(1,187,576)

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly Small Cap Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$930,000	$—	$—	$930,000
Other Financial Instruments*	—	(188,501)	—	(188,501)
	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,990,000	$—	$—	$2,990,000
Other Financial Instruments*	—	(347,267)	—	(347,267)
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$4,420,000	$—	$—	$4,420,000
Other Financial Instruments*	—	145,309	—	145,309
	Direxion Monthly Emerging Markets Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$10,500,000	$—	$—	$10,500,000
Other Financial Instruments*	—	(1,964,044)	—	(1,964,044)

For further detail on each asset class, see Schedules of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the six months ended February 28, 2018. There were no Level 3 securities held by the Funds during the six months ended February 28, 2018. It is the Funds' policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2018, the Funds were invested in futures and swap contracts.

DIREXION SEMI-ANNUAL REPORT

At February 28, 2018, the fair value of derivatives instruments, by primary risk, were as follows:

Asset Derivatives[1]
		Interest Rate Risk	Equity Risk	Credit Risk	Total
Direxion Monthly High Yield Bull 1.2X Fund	Swap contracts	$—	$—	$155,194	$155,194
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Swap contracts	—	737,756	—	737,756
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Futures contracts*	413,330	—	—	413,330
Direxion Monthly NASDAQ-100® Bull 2X Fund	Swap contracts	—	25,676,444	—	25,676,444
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Swap contracts	145,309	—	—	145,309
Liability Derivatives[2]
		Interest Rate Risk	Equity Risk	Credit Risk	Total
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Swap contracts	$—	$451,229	$—	$451,229
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	Swap contracts	—	1,793	—	1,793
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Swap contracts	3,374	—	—	3,374
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Swap contracts	70,697	—	—	70,697
Direxion Monthly NASDAQ-100® Bull 2X Fund	Swap contracts	—	337,782	—	337,782
Direxion Monthly S&P 500® Bull 2X Fund	Swap contracts	—	2,495,265	—	2,495,265
Direxion Monthly S&P 500® Bear 2X Fund	Swap contracts	—	444,374	—	444,374
Direxion Monthly Small Cap Bull 2X Fund	Swap contracts	—	1,187,576	—	1,187,576
Direxion Monthly Small Cap Bear 2X Fund	Swap contracts	—	188,501	—	188,501
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Swap contracts	347,267	—	—	347,267
Direxion Monthly Emerging Markets Bull 2X Fund	Swap contracts	—	1,964,044	—	1,964,044

1  Statements of Assets and Liabilities location: Unrealized appreciation on swaps, variation margin.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swaps, variation margin.

*  Cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day's variation margin, if any, is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments during the period ended February 28, 2018, by primary risk, were as follows:

		Interest Rate Risk	Equity Risk	Credit Risk	Total
Direxion Monthly High Yield	Net Realized gain (loss)[1] Swap contracts	$—	$—	$(2,531,735)	$(2,531,735)
Bull 1.2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(454,035)	(454,035)

DIREXION SEMI-ANNUAL REPORT

		Interest Rate Risk	Equity Risk	Credit Risk	Total
Direxion Monthly NASDAQ-100®	Net Realized gain (loss)[1] Swap contracts	$—	$2,812,181	$—	$2,812,181
Bull 1.25X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(485,694)	—	(485,694)
Direxion Monthly NASDAQ-100®	Net Realized gain (loss)[1] Swap contracts	—	(20,671)	—	(20,671)
Bear 1.25X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	5,078	—	5,078
Direxion Monthly 25+ Year Treasury	Net Realized gain (loss)[1] Futures contracts	(2,608,692)	—	—	(2,608,692)
Bull 1.35X Fund	Swap contracts	(806,596)	—	—	(806,596)
	Change in net unrealized appreciation (depreciation)[2]
	Futures contracts	413,488	—	—	413,488
	Swap contracts	(322,865)	—	—	(322,865)
Direxion Monthly 25+ Year Treasury	Net Realized gain (loss)[1] Futures contracts	136,000	—	—	136,000
Bear 1.35X Fund	Swap contracts	511,982	—	—	511,982
	Change in net unrealized appreciation (depreciation)[2]
	Futures contracts	—	—	—	—
	Swap contracts	(55,465)	—	—	(55,465)
Direxion Monthly NASDAQ-100®	Net Realized gain (loss)[1] Swap contracts	—	32,779,682	—	32,779,682
Bull 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	16,172,601	—	16,172,601
Direxion Monthly S&P 500®	Net Realized gain (loss)[1] Swap contracts	—	19,444,792	—	19,444,792
Bull 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(4,152,126)	—	(4,152,126)
Direxion Monthly S&P 500®	Net Realized gain (loss)[1] Swap contracts	—	(2,139,000)	—	(2,139,000)
Bear 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	604,485	—	604,485
Direxion Monthly Small Cap	Net Realized gain (loss)[1] Swap contracts	—	3,750,894	—	3,750,894
Bull 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(1,192,267)	—	(1,192,267)
Direxion Monthly Small Cap	Net Realized gain (loss)[1] Swap contracts	—	(1,045,899)	—	(1,045,899)
Bear 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(56,776)	—	(56,776)

DIREXION SEMI-ANNUAL REPORT

		Interest Rate Risk	Equity Risk	Credit Risk	Total
Direxion Monthly 7-10 Year	Net Realized gain (loss)[1] Swap contracts	$(431,130)	$—	$—	$(431,130)
Treasury Bull 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	(662,199)	—	—	(662,199)
Direxion Monthly 7-10 Year	Net Realized gain (loss)[1] Swap contracts	253,020	—	—	253,020
Treasury Bear 2X Fund	Change in net unrealized appreciation (depreciation)[2] Swap contracts	267,468	—	—	267,468
Direxion Monthly Emerging	Net Realized gain (loss)[1] Swap contracts	—	3,086,915	—	3,086,915
Markets Change in net unrealized Bull 2X Fund	appreciation (depreciation)[2] Swap contracts	—	(2,142,283)	—	(2,142,283)

1  Statements of Operations location: Net realized gain (loss) on futures and swaps.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on futures and swaps.

For the six months ended February 28, 2018, the average quarterly volume of the derivatives held by each of the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts	Long Futures Contracts	Short Futures Contracts
Direxion Monthly High Yield Bull 1.2X Fund	$81,752,614	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	46,881,342	—	—	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	132,152	—	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	30,741,011	—	64,100,632	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	2,197,688	—	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	354,362,635	—	—	—
Direxion Monthly S&P 500® Bull 2X Fund	183,254,867	—	—	—
Direxion Monthly S&P 500® Bear 2X Fund	—	22,419,894	—	—
Direxion Monthly Small Cap Bull 2X Fund	33,540,076	—	—	—
Direxion Monthly Small Cap Bear 2X Fund	—	9,313,334	—	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	25,016,674	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	16,952,653	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	29,270,432	—	—	—

The Funds utilize this volume of derivatives to obtain leverage in order to meet the investment objectives of 120%, 125%, -125%, 135%, -135% 200%, and -200% calendar month performance of their respective indices.

7.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

The Direxion High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.1310 per share with a record date of March 15, 2018 and ex-date and payable date of March 16, 2018.

On April 9, 2018, shares of the Direxion Monthly NASDAQ-100® Bull 2X Fund and Direxion Monthly S&P 500® Bull 2X Fund were adjusted to reflect a forward stock split. The effect of the forward stock split was to increase the number of shares

DIREXION SEMI-ANNUAL REPORT

outstanding and decrease the net asset value. The forward stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the forward stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value BeforeSplit	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Monthly NASDAQ-100® Bull 2X Fund	4/9/2018	5	:1	$106.22	$21.24	1,492,350	7,461,750
Direxion Monthly S&P 500® Bull 2X Fund	4/9/2018	5	:1	128.06	25.61	671,019	3,355,095

The Direxion High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.0172 per share with a record date of April 16, 2018 and ex-date and payable date of April 17, 2018.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, Since November 2017.	140	None.
Eric W. Falkeis(2) Age: 44	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013.	140	Trustee, Professionally Managed Portfolios (31 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	140	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 118 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 76	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	140
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.
David L. Driscoll Age: 48	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	140	None.
Jacob C. Gaffey Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	140	None.
Henry W. Mulholland Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	140	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 118 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chief Executive Officer and Chief Investment Officer	One Year; Since 2006	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	140	N/A
Eric W. Falkeis(2) Age: 44	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013.	140	Trustee, Professionally Managed Portfolios (31 Funds).
Patrick J. Rudnick Age: 44	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013 and Direxion Advisors, LLC, since November 2017; formerly Vice President, USBFS (2006 – 2013).	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 118 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 41	Secretary	One Year; Since 2011
			General Counsel, Rafferty Asset Management, LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A
Kent Barnes Age: 49	Chief Compliance Officer	One Year; Since 2016	Director of Compliance, Rafferty Asset Management, LLC, since April 2016 and Direxion Advisors, LLC, since November 2017; formerly, General Counsel – Alternative Investments, USBFS (2006 – 2016)	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 118 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT FEBRUARY 28, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South Sixth Street
Minneapolis, MN 55402

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual
Report

Hilton Tactical Income Fund

(formerly Direxion Hilton Tactical Income Fund)

FEBRUARY 28, 2018

TICKERS:

CLASS A - HCYAX | INSTITUTIONAL CLASS - HCYIX | CLASS C - HCYCX

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Table of Contents

Letter to Shareholders (Unaudited)	4
Expense Example (Unaudited)	8
Allocation of Portfolio Holdings (Unaudited)	9
Schedule of Investments	10
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to the Financial Statements	16
Supplemental Information (Unaudited)	21
Trustees and Officers	22

Help Preserve the Environment – Go Green!

Go paperless with Direxion e-Delivery – a service allowing shareholders to reduce clutter with full online access to regulatory documents. Begin the preservation process with e-delivery.

With Direxion e-Delivery you can:

•  Receive email notifications when your most recent shareholder communications are available for review.

•  Access prospectuses, annual reports and semi-annual reports online.

It's easy to enroll:

1.  Visit www.direxioninvestments.com/edelivery

2.  Follow the simple enrollment instructions

If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report is for the Hilton Tactical Income Fund (the "Fund"), and covers the period from September 1, 2017 to February 28, 2018 (the "Semi-Annual Period"). Rafferty Asset Management, LLC serves as Adviser to the Fund and Hilton Capital Management, LLC serves as the Fund's Subadviser (the "Subadviser"). The Fund offers an Institutional Class, Class A and Class C shares.

Fund & Market Commentary:

The Institutional Class posted a return of 2.78%, the Class A 2.66% and the Class C 2.24% during the Semi-Annual Period. The Fund's benchmark, a blend of 60% Barclays U.S. Intermediate Government/Credit Index and 40% S&P 500® Total Return Index, returned 3.15% for the Semi-Annual Period.

The Fund's 30-day SEC Yield at February 28, 2018 was 2.81%, 2.41% and 1.81% for the Institutional Class, Class A and Class C, respectively.

During the Semi-Annual Period, the Fund decreased its cash position from 6% to 5%, decreased exposure to fixed income from 50% to 45%, and increased equity exposure from 44% to 50%.

Within the equity portfolio of the Fund, the top overall contributor to performance was exposure to Financials. The top individual contributor to the overall portfolio was Bank of Butterfield (NTB). Bank of Butterfield represented 2.88% of the Fund's net assets at the end of the Semi-Annual Period. Exposure to Real Estate was the largest detractor to overall Fund performance.

The Subadviser currently holds a moderately aggressive stance in the portfolio. This positioning reflects the Subadviser's view towards future rate hikes, as well as accelerated growth prospects due to the current political environment.

Principal Investment Strategy:

The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), and a variety of debt instruments of any maturity, including corporate bonds, municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities.

MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLPs trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs typically distribute income quarterly and have the potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Consistent with that intention, the Fund shall invest no more than 25% of its total assets in securities of MLPs.

REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

DIREXION SEMI-ANNUAL REPORT
4

The Subadviser's investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions. The Subadviser scans a broad array of possible income-producing opportunities across the capital structure and then analyzes company-specific fundamental research to understand a company's dividend policy, relative value and balance sheet. Investments are selected for the Fund's portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The Subadviser has a two tier approach to managing the Fund's fixed income portfolio. First, it considers a long-term strategic investment view. Second, it buys and sells fixed income securities opportunistically in response to short-term market, economic, political, or other developments. The objective of the Subadviser's fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate term fixed income investments such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor's Rating Service, Inc. or lower than Baa3 by Moody's Investors Service, Inc. or, if unrated, determined by the Subadviser to be of comparable quality). The Fund invests in fixed income securities of any duration. Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates. For example, a five-year duration means the investment will decrease in value by 5% if interest rates rise 1%.

In addition, the Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940.

The Subadviser's investment team has the flexibility to change the Fund's asset allocation to reflect its outlook on market conditions and may reallocate the Fund's investments between asset classes in an attempt to improve the Fund's total return and reduce volatility. Volatility in the markets provides the Subadviser with the opportunity to benefit from perceived pricing dislocations that may occur during periods of market distress. The Fund's portfolio managers make asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes.

At the discretion of the Subadviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) to retain flexibility in meeting redemptions and paying expenses. Such investments may result in the Fund not achieving its investment objective.

As always, we thank you for using the Hilton Tactical Income Fund and we look forward to our mutual success.

Regards,

William J. Garvey	Craig O'Neill	Alex Oxenham
Hilton Capital Management, LLC	Hilton Capital Management, LLC	Hilton Capital Management, LLC

DIREXION SEMI-ANNUAL REPORT
5

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For most recent month-end performance information please visit direxioninvestments.com or call 1.800.851.0511.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. To obtain a prospectus or summary prospectus, please contact Direxion Investments at 1.800.851.0511 or visit www.direxioninvestments.com. The prospectus or summary prospectus should be read carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. The Fund's strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. In addition, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. The Fund may invest in foreign securities and American Depositary Receipts which involve political, economic and currency risks, greater volatility and differences in accounting methods. Medium- and small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The Fund may invest in MLPs which can be negatively influenced when interest rates rise. These investments also entail many of the general tax risks of investing in a partnership.

There is always the risk that an MLP will fail to qualify for favorable tax treatments. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and nonrated securities presents a greater risk of loss to principal and interest than higher-rated securities. Income from municipal securities may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Because the funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds. ETF risk includes the risks that the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund's ability to sell its shares.

The total annual fund operating expense ratio of the Hilton Tactical Income Fund Class A Shares is 1.52%, which includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Fund incurs that are required to be disclosed. Without Acquired Fund Fees and Expenses, the total annual fund operating expense ratio would be 1.23%.*

Barclay's U.S. Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

*  Rafferty Asset Management, LLC has entered into an Operating Expense Limitation Agreement with the Fund. Under this Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses, as long as Rafferty is the Adviser for the Fund, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.23% for Class A Shares, 0.98% for Institutional Class Shares and 1.98% for Class C Shares of the Fund's average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses).

DIREXION SEMI-ANNUAL REPORT
6

The S&P 500® Index is one of the most commonly used benchmarks for the overall U.S. Stock Market. It is a market value weighted index and each stock's weight is proportionate to its market value.

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT
7

Expense Example (Unaudited)

February 28, 2018

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table (Unaudited)

February 28, 2018

	Annualized Expense Ratio	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Hilton Tactical Income Fund Class A
Based on actual fund return	1.28%	$1,000.00	$1,026.60	$6.43
Based on hypothetical 5% return	1.28%	1,000.00	1,018.45	6.41
Hilton Tactical Income Fund Institutional Class
Based on actual fund return	1.03%	1,000.00	1,027.80	5.18
Based on hypothetical 5% return	1.03%	1,000.00	1,019.69	5.16
Hilton Tactical Income Fund Class C
Based on actual fund return	2.03%	1,000.00	1,022.40	10.18
Based on hypothetical 5% return	2.03%	1,000.00	1,014.73	10.14

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of September 1, 2017 to February 28, 2018), then divided by 365.

DIREXION SEMI-ANNUAL REPORT
8

Allocation of Portfolio Holdings (Unaudited)

February 28, 2018

	Common Stock	Preferred Stock	Corporate Bonds	Closed-End Funds	Master Limited Partnerships	Convertible Bonds	Foreign Government Bonds	Cash*	Total
Hilton Tactical Income Fund	46%	21%	10%	10%	4%	3%	1%	5%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT
9

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
COMMON STOCKS - 46.4%
Aerospace & Defense - 0.9%
73,240	Meggitt PLC - ADR (United Kingdom)	$934,085
Banks - 10.1%
27,365	JPMorgan Chase & Co.	3,160,658
58,400	MainSource Financial Group, Inc.	2,205,768
80,650	Sterling Bancorp	1,875,113
63,850	The Bank of N.T. Butterfield & Son Ltd.	2,912,199
		10,153,738
Building Products - 3.9%
36,780	A.O. Smith Corp.	2,360,908
7,715	Lennox International, Inc.	1,578,720
		3,939,628
Capital Markets - 1.4%
77,385	UBS Group AG (Switzerland)	1,467,993
Chemicals - 2.0%
28,210	DowDuPont, Inc.	1,983,163
Commercial Services & Supplies - 2.4%
35,920	Republic Services, Inc.	2,413,106
Communications Equipment - 2.7%
17,710	Harris Corp.	2,765,417
Diversified Consumer Services - 1.3%
66,970	Rentokil Initial PLC - ADR (United Kingdom)	1,358,151
Diversified Financial Services - 1.7%
10,090	CME Group, Inc.	1,676,554
Equity REITs - 7.5%
19,190	Crown Castle International Corp.	2,112,051
70,010	Gramercy Property Trust	1,515,717
101,920	Host Hotels & Resorts, Inc.	1,891,635
18,520	Innovative Industrial Properties, Inc.	462,259
154,410	NorthStar Realty Europe Corp.	1,587,335
		7,568,997
Hotels, Restaurants & Leisure - 3.4%
9,760	McDonald's Corp.	1,539,542
33,040	Starbucks Corp.	1,886,584
		3,426,126
Household Durables - 1.7%
39,965	D.R. Horton, Inc.	1,674,534
Insurance - 1.3%
65,030	Ping An Insurance Group Co. of China Ltd. ADR (China)	1,370,832
IT Services - 3.2%
32,364	Broadridge Financial Solutions, Inc.	3,248,698
Mortgage REITs - 1.0%
68,310	Redwood Trust, Inc.	1,000,742
Shares		Fair Value
Pharmaceuticals - 1.9%
14,545	Johnson & Johnson	$1,889,104
	TOTAL COMMON STOCKS (Cost $40,322,196)	$46,870,868
PREFERRED STOCKS - 21.3%
Banks - 3.5%
	Customers Bancorp, Inc.
22,260	7.00%, 06/15/2020	$588,332
	Customers Bancorp, Inc.
44,510	6.00%, 12/15/2021	1,159,931
	Iberiabank Corp.
49,850	6.625%, 08/01/2025	1,321,025
	MB Financial, Inc.
19,635	6.00%, 11/25/2022	487,930
		3,557,218
Capital Markets - 8.3%
	B. Riley Financial, Inc.
35,185	7.50%, 10/31/2021	905,662
	BGC Partners, Inc.
28,900	8.125%, 06/15/2042	735,794
	Capital Southwest Corp. (a)
9,245	5.95%, 12/15/2022	242,496
	Capitala Finance Corp.
32,935	6.00%, 05/31/2022	798,674
	Fidus Investment Corp. (a)
5,000	5.875%, 02/01/2023	127,250
	Hercules Capital, Inc.
50,379	6.25%, 07/30/2024	1,270,558
	MVC Capital, Inc.
56,210	6.25%, 11/30/2022	1,437,290
	TICC Capital Corp.
66,670	6.50%, 03/30/2024	1,708,085
	TriplePoint Venture Growth BDC Corp.
45,045	5.75%, 07/15/2022	1,153,152
		8,378,961
Equity REITs - 3.2%
	Bluerock Residential Growth, Inc. Class A
50,000	8.25%, 10/21/2020	1,277,500
	Brookfield DTLA Fund Office Trust Investor, Inc. (a)
80,110	7.625%, 04/16/2018	1,999,546
		3,277,046
Mortgage REITs - 6.3%
	AG Mortgage Investment Trust, Inc.
44,510	8.00%, 04/17/2018	1,106,073
	Apollo Commercial Real Estate Finance, Inc.
43,175	8.00%, 04/17/2018	1,095,566
	Cherry Hill Mortgage Investment Corp.
22,260	8.20%, 08/17/2022	559,839
	Chimera Investment Corp.
39,145	8.00%, 10/30/2021	982,539

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
10

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 28, 2018

Shares		Fair Value
Mortgage REITs (continued)
	Chimera Investment Corp.
38,990	8.00%, 03/30/2024	$991,906
	Dynex Capital, Inc.
22,260	7.625%, 04/30/2018	531,791
	Two Harbors Investment Corp.
40,060	8.125%, 04/27/2027	1,035,551
		6,303,265
	TOTAL PREFERRED STOCKS (Cost $20,979,323)	$21,516,490
CORPORATE BONDS - 9.9%
Beverages - 0.8%
	Coca-Cola European Partners PLC
800,000	3.25%, 08/19/2021	$804,405
Internet & Direct Marketing Retail - 0.8%
	Amazon.com, Inc.
800,000	3.80%, 12/05/2024	821,908
Internet Software & Services - 0.7%
	Alphabet, Inc.
715,000	3.38%, 02/25/2024	729,614
Life Sciences Tools & Services - 0.9%
	Howard Hughes Medical Institute
890,000	3.50%, 09/01/2023	909,882
Pharmaceuticals - 1.4%
	AbbVie, Inc.
1,390,000	2.90%, 11/06/2022	1,360,489
Semiconductors & Semiconductor Equipment - 1.0%
	QUALCOMM, Inc.
1,025,000	3.00%, 05/20/2022	1,004,747
Software - 2.6%
	Microsoft Corp.
1,250,000	2.38%, 02/12/2022	1,225,706
	Oracle Corp.
1,390,000	2.50%, 10/15/2022	1,356,997
		2,582,703
Specialty Retail - 0.9%
	AutoZone, Inc.
925,000	1.63%, 04/21/2019	915,060
Technology Hardware, Storage & Peripherals - 0.8%
	Apple, Inc.
890,000	2.10%, 09/12/2022	857,225
	TOTAL CORPORATE BONDS (Cost $10,156,310)	$9,986,033
Shares		Fair Value
CLOSED-END FUNDS - 9.7%
212,245	Invesco Dynamic Credit Opportunities Fund	$2,459,920
239,205	Nuveen Credit Strategies Income Fund	1,935,168
75,660	Nuveen Mortgage Opportunity Term Fund	1,796,925
364,095	Oaktree Specialty Lending Corp.	1,565,608
92,130	PIMCO Dynamic Credit and Mortgage Income Fund	2,050,814
	TOTAL CLOSED-END FUNDS (Cost $10,198,330)	$9,808,435
MASTER LIMITED PARTNERSHIPS - 3.6%
Capital Markets - 2.0%
75,800	Ares Management L.P.	$1,988,992
Oil, Gas & Consumable Fuels - 1.6%
63,235	Enterprise Products Partners L.P.	1,607,434
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,317,570)	$3,596,426
CONVERTIBLE BONDS - 2.8%
Health Care Technology - 2.0%
	HCI Group, Inc.
1,965,000	3.88%, 03/15/2019	$1,966,126
Mortgage REITs - 0.8%
	Colony Capital, Inc.
925,000	3.88%, 01/15/2021	879,675
	TOTAL CONVERTIBLE BONDS (Cost $2,841,488)	$2,845,801
FOREIGN GOVERNMENT BONDS - 0.9%
	Argentine Republic Government International Bond
900,000	6.88%, 04/22/2021	$954,338
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $939,043)	$954,338
	TOTAL INVESTMENTS - 94.6% (Cost $88,754,260)	$95,578,391
	Other Assets and Liabilities, Net - 5.4%	5,422,703
	TOTAL NET ASSETS - 100.0%	$101,001,094

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS® ) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
11

Statement of Assets and Liabilities (Unaudited)

February 28, 2018

Hilton Tactical Income Fund
Assets:
Investments, at fair value (Note 2)	$95,578,391
Cash	3,541,368
Receivable for Fund shares sold	59,618
Investment securities sold	1,627,457
Dividends, interest and reclaims receivable	341,315
Prepaid expenses and other assets	27,019
Total Assets	101,175,168
Liabilities:
Fund shares redeemed	65,510
Accrued investment advisory fees	50,000
Accrued distribution expenses	1,172
Accrued expenses and other liabilities	57,392
Total Liabilities	174,074
Net Assets	$101,001,094
Net Assets Consist of:
Capital stock	$95,815,818
Accumulated net investment loss	(700,023)
Accumulated net realized loss	(938,890)
Net unrealized appreciation (depreciation) on:
Investments	6,824,131
Foreign receivables	58
Net Assets	$101,001,094
Cost of Investments	$88,754,260
Calculation of Net Asset Value Per Share:
Class A Shares:
Net assets	$4,768,701
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	290,797
Net asset value, redemption price and offering price per share	$16.40
Institutional Class Shares:
Net assets	$93,991,611
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,723,520
Net asset value, redemption price and offering price per share	$16.42
Class C Shares:
Net assets	$2,240,782
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	136,772
Net asset value, redemption price and offering price per share	$16.38

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
12

Statement of Operations (Unaudited)

For the Six Months Ended February 28, 2018

Hilton Tactical Income Fund
Investment Income:
Dividend income	$1,767,976
Interest income	287,985
Total investment income	2,055,961
Expenses:
Investment advisory fees	479,493
Accounting fees	79,916
Professional fees	26,745
State registration fees	23,148
Management service fees	13,148
Reports to shareholders	12,619
Distribution expenses – Class C	11,614
Administration fees	9,130
Trustees' fees	8,124
Distribution expenses – Class A	6,503
Insurance fees	3,783
Other	5,552
Total expenses	679,775
Less: Reimbursement of expenses from Adviser	(115,382)
Net expenses	564,393
Net investment income	1,491,568
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,089,850
1,089,850
Capital gain distributions from regulated investment companies	111,957
Change in net unrealized appreciation (depreciation) on:
Investments	161,954
Foreign receivables	(34)
161,920
Net realized and unrealized gain on investments	1,363,727
Net increase in net assets resulting from operations	$2,855,295

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
13

Statement of Changes in Net Assets

	Hilton Tactical Income Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,491,568	$2,508,474
Net realized gain on investments and written options	1,089,850	217,623
Capital gain distributions from regulated investment companies	111,957	18,436
Change in net unrealized appreciation on investments and written options	161,920	2,745,375
Net increase in net assets resulting from operations	2,855,295	5,489,908
Distributions to shareholders:
Net investment income:
Class A Shares	(72,811)	(105,809)
Institutional Class Shares	(1,516,577)	(2,481,574)
Class C Shares	(24,697)	(51,889)
Return of capital
Class A Shares	—	(5,868)
Institutional Class Shares	—	(137,897)
Class C Shares	—	(2,934)
Total distributions to shareholders	(1,614,085)	(2,785,971)
Capital share transactions:
Total increase (decrease) in net assets from net change in capital share transactions(a)	(6,048,381)	39,027,136
Total increase (decrease) in net assets	(4,807,171)	41,731,073
Net assets:
Beginning of year/period	105,808,265	64,077,192
End of year/period	$101,001,094	$105,808,265
Undistributed net investment loss, end of year/period	$(700,023)	$(577,506)

(a)  Summary of capital share transactions is as follows:

	Hilton Tactical Income Fund
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold
Class A Shares	44,047	$732,747	228,158	$3,623,927
Institutional Class Shares	1,166,696	19,491,285	3,338,114	53,405,852
Class C Shares	4,062	67,099	32,259	516,096
Shares issued in reinvestment of distributions
Class A Shares	3,922	65,102	6,081	97,470
Institutional Class Shares	80,339	1,335,332	135,031	2,161,074
Class C Shares	1,096	18,189	2,482	39,483
Shares redeemed
Class A Shares	(66,820)	(1,113,705)	(38,387)	(615,383)
Institutional Class Shares	(1,592,803)	(26,430,197)	(1,199,513)	(19,402,868)
Class C Shares	(13,012)	(214,233)	(50,165)	(798,515)
Net increase (decrease)	(372,473)	$(6,048,381)	2,454,060	$39,027,136

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
14

Financial Highlights

February 28, 2018

													RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Redemption Fees Paid to Fund	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses[4]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[12]	Portfolio Turnover Rate[5]
Hilton Tactical Income Fund
Class A Shares
Six Months Ended February 28, 2018 (Unaudited)	$16.20	$0.21	$0.22	$0.43	$(0.23)	$—	$—	$(0.23)	$—	$16.40	2.66%	$4,769	1.49%	1.28%	2.60%	31%
Year ended August 31, 2017	15.73	0.42	0.53	0.95	(0.45)	—	(0.03)	(0.48)	(0.00)[8]	16.20	6.14%	5,016	1.30%	1.30%	2.60%	61%
Year ended August 31, 2016	15.00	0.37	0.99	1.36	(0.43)	—	(0.20)	(0.63)	—	15.73	9.32%	1,790	1.30%	1.30%	2.45%	84%
June 1, 2015[10] to August 31, 2015	15.68	0.10	(0.62)	(0.52)	(0.10)	—	(0.06)	(0.16)	—	15.00	(3.31)%	3,521	1.30%	1.30%	2.47%	35%[9]
Investor Class Shares
September 1, 2014 to May 31, 2015[11]	16.47	0.40	(0.62)	(0.22)	(0.35)	(0.13)	(0.09)	(0.57)	—	15.68	(1.26)%	3,075	1.46%	1.37%	3.40%[6]	35%[9]
September 16, 2013[10] to August 31, 2014	15.00	0.32	1.50	1.82	(0.32)	(0.03)	—	(0.35)	—	16.47	12.26%	1,223	2.72%	1.60%	2.27%[6]	58%
Institutional Class Shares
Six Months Ended February 28, 2018 (Unaudited)	16.22	0.23	0.22	0.45	(0.25)	—	—	(0.25)	(0.00)[8]	16.42	2.78%	93,992	1.24%	1.03%	2.83%	31%
Year ended August 31, 2017	15.75	0.46	0.53	0.99	(0.49)	—	(0.03)	(0.52)	(0.00)[8]	16.22	6.39%	98,451	1.05%	1.05%	2.85%	61%
Year ended August 31, 2016	15.02	0.41	0.99	1.40	(0.46)	—	(0.21)	(0.67)	(0.00)[8]	15.75	9.60%	59,771	1.05%	1.05%	2.70%	84%
Year ended August 31, 2015	16.49	0.52	(1.21)	(0.69)	(0.50)	(0.13)	(0.15)	(0.78)	(0.00)[8]	15.02	(4.25)%	55,752	1.17%	1.09%	3.29%[7]	35%[9]
September 16, 2013[10] to August 31, 2014	15.00	0.37	1.50	1.87	(0.35)	(0.03)	—	(0.38)	(0.00)[8]	16.49	12.61%	34,483	2.52%	1.25%	2.63%[7]	58%
Class C Shares
Six Months Ended February 28, 2018 (Unaudited)	16.19	0.15	0.21	0.36	(0.17)	—	—	(0.17)	—	16.38	2.24%	2,241	2.24%	2.03%	1.85%	31%
Year ended August 31, 2017	15.72	0.30	0.54	0.84	(0.35)	—	(0.02)	(0.37)	—	16.19	5.38%	2,341	2.05%	2.05%	1.86%	61%
Year ended August 31, 2016	14.99	0.25	0.99	1.24	(0.35)	—	(0.16)	(0.51)	—	15.72	8.50%	2,516	2.05%	2.05%	1.66%	84%
June 2, 2015[10] to August 31, 2015	15.62	0.08	(0.62)	(0.54)	(0.05)	—	(0.04)	(0.09)	—	14.99	(3.46)%	1,210	2.05%	2.05%	2.17%	35%

1  Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3  For periods of less than one year, these ratios are annualized.

4  Net expenses include effects of any reimbursement or recoupment.

5  Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, forward contracts, futures contracts and repurchase agreements are deemed short-term securities.

6  Net investment income ratio is after expense reimbursement. After the reorganization on December 4, 2014, neither the Adviser nor Hilton waives and/or reimburses expenses of the Fund. Net investment income ratio before expense reimbursement for the period ended September 1, 2014 to May 31, 2015 and the period from September 16, 2013 to August 31, 2014 were 3.31% and 1.15%, respectively.

7  Net investment income ratio is after expense reimbursement. After the reorganization on December 4, 2014, neither the Adviser nor Hilton waives and/or reimburses expenses of the Fund. Net investment income ratio before expense reimbursement for the year ended August 31, 2015 and the period from September 16, 2013 to August 31, 2014 were 3.21% and 1.36%, respectively.

8  Amount is less than $0.005.

9  Portfolio turnover excludes the purchase and sales of the Hilton Yield Plus Fund prior to the reorganization on December 5, 2014. If these transactions were included, portfolio turnover would have been higher.

10  Commencement of operations.

11  The Investor Class Shares were converted to Class A shares on June 1, 2015.

12  Net investment income (loss) ratio before expense reimbursement/recoupment for the period ended February 28, 2018 for the Class A Shares, Institutional Class Shares and Class C Shares were 2.39%, 2.62% and 1.64%, respectively.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
15

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 28, 2018

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 16 series, of which one is included in this report: the Hilton Tactical Income Fund (the "Fund"). The Fund is a diversified series of the Trust pursuant to the 1940 Act. The Fund was formerly known as the Hilton Yield Plus Fund (the "Predecessor Fund") and was formerly a series of the Managed Portfolio Series Trust, which commenced operations on September 16, 2013. On December 5, 2014, substantially all of the assets of the Predecessor Fund, were transferred to the Fund in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund (the "Reorganization"). Hilton Capital Management, LLC ("Hilton") previously served as the investment adviser to the Predecessor Fund. After the Reorganization, Rafferty Asset Management, LLC serves as the Fund's investment adviser ("Rafferty" or "Adviser") and Hilton serves as the Fund's subadviser ("Subadviser"). The Fund currently offers Class A, Institutional, and Class C shares. On June 1, 2015, the Fund converted all outstanding Investor Class shares to Class A shares. On June 2, 2015, the Fund began selling Class C shares. Class A and Class C shares are made available through registered investment advisers, financial planners, broker-dealer or other financial intermediaries. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge.

The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships ("MLPs"), real estate investment trusts ("REITS"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies.

The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end funds, MLPs and REITs and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Asset-backed securities, convertible bonds and corporate bonds are valued using the mean between the closing bid and ask price furnished by an independent pricing service. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

DIREXION SEMI-ANNUAL REPORT
16

b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

c) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

d) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Distributions received from investments in MLPs generally are comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The Fund estimates the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For the year ended August 31, 2017, the Fund has estimated approximately 100% of the distributions from MLPs to be return of capital. Expenses are computed based on the Fund's respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 4.

e) Foreign Currency – Certain assets, such as receivables for foreign dividends and foreign tax reclaims, denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Foreign dividend income denominated in foreign currencies is translated into U.S. Dollar amounts on the respective dates of such transactions. Realized gains or losses on foreign currency exchange are presented on the Statement of Operations as realized gain or loss on foreign currency and arise from the difference between the amounts of foreign dividends recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign currency exchange gains and losses are presented on the Statement of Operations as unrealized appreciation or deprecation on foreign receivables and arise from changes in the value of foreign tax reclaim receivables resulting from changes in the exchange rate.

f) Risks of Investing in Foreign Securities – Investment in foreign securities involve greater risk than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

g) Distributions to Shareholders – The Fund will make distributions of net investment income, if any, monthly. The Fund will also distribute net realized capital gains, if any, annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2018 and the year ended August 31, 2017, were as follows:

	Hilton Tactical Income Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Distributions paid from:
Ordinary Income	$1,614,085	$2,639,272
Long-Term Capital Gains	—	—
Return of Capital	—	146,699
Total Distributions paid	$1,614,085	$2,785,971

DIREXION SEMI-ANNUAL REPORT
17

The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2017. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.

As of August 31, 2017, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Hilton Tactical Income Fund
Net unrealized appreciation/(depreciation)	$6,170,969
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(2,226,903)
Total accumulated earnings/(losses)	$3,944,066

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales adjustments, return of capital on securities and publicly traded partnership investments.

The cost basis for investments for federal income tax purposes as of February 28, 2018 was as follows:

Hilton Tactical Income Fund
Tax cost of investments	$88,754,260
Gross unrealized appreciation	8,980,681
Gross unrealized depreciation	(2,156,550)
Net unrealized appreciation/(depreciation)	$6,824,131

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2017. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2017. For the year ended August 31, 2017, the Fund did not defer any qualified late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2017, the Fund had unlimited short-term capital loss carryforwards on a tax basis of $2,226,903. There were no long-term capital loss carryforwards at August 31, 2017.

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Fund did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2018, open Federal and state income tax years include the tax years ended August 31, 2014 through August 31, 2017. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

DIREXION SEMI-ANNUAL REPORT
18

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six months ended February 28, 2018, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $31,193,811 and $37,519,033, respectively. There were no investments in long-term U.S. Government securities at February 28, 2018.

4.  INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to the Fund's average daily net assets at an annual rate of 0.90%.

In addition, the Adviser has entered into a sub-advisory agreement with Hilton, whereby the Subadviser will provide investment management and asset allocation advice to the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these sub-advisory services.

Operating Expense Limitation Agreement: The Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, effective December 29, 2017 the Adviser has contractually agreed to cap all or a portion of the expenses for the Fund based on an annual rate of 1.23% for Class A shares, 0.98% for Institutional Class shares and 1.98% for Class C Shares applied to the Fund's average daily net assets. Prior to December 29, 2017 these annual rates were 1.30% for Class A shares, 1.05% for Institutional Class shares and 2.05% for Class C Shares applied to the Fund's average daily net assets.

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

Funds	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring: February 28, 2021
Hilton Tactical Income Fund	$—	$115,382	$115,382

Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets. The Class A shares of the Fund currently pays 0.25% of its average daily net assets. The Class C shares of the Fund currently pay a 12b-1 fee of 1.00% of the Fund's Class C average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

DIREXION SEMI-ANNUAL REPORT
19

and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs including the Fund's own assumptions about the assumptions in determining fair value of investments

To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,870,868	$—	$—	$46,870,868
Preferred Stocks	20,368,332	1,148,158	—	21,516,490
Corporate Bonds	—	9,986,033	—	9,986,033
Closed-End Funds	9,808,435	—	—	9,808,435
Master Limited Partnerships	3,596,426	—	—	3,596,426
Convertible Bonds	—	2,845,801	—	2,845,801
Foreign Government Bonds	—	954,338	—	954,338

For further detail on each asset class, see Schedule of Investments.

The Fund follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities. There were no Level 3 securities held by the Fund during the six months ended February 28, 2018. It is the Fund's policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.  SUBSEQUENT EVENTS

The Fund paid an income distribution to Class A in the amount of $0.0387 per share, to the Institutional Class in the amount of $0.042 per share, and to Class C in the amount of $0.029 per share, with a record date of March 29, 2018 and ex-date and payable date of April 2, 2018.

The Fund paid an income distribution to Class A in the amount of $0.0387 per share, to the Institutional Class in the amount of $0.042 per share, and to Class C in the amount of $0.029 per share, with a record date of April 30, 2018 and ex-date and payable date of May 1, 2018.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

DIREXION SEMI-ANNUAL REPORT
20

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT
21

Direxion Funds

Trustees and Officers

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set below. The report includes additional information about the Fund's Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, Since November 2017.	140	None.
Eric W. Falkeis(2) Age: 44	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013.	140	Trustee, Professionally Managed Portfolios (31 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	140	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 118 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
22

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 76	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	140
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.
David L. Driscoll Age: 48	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	140	None.
Jacob C. Gaffey Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	140	None.
Henry W. Mulholland Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	140	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 118 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
23

Direxion Funds

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chief Executive Officer and Chief Investment Officer	One Year; Since 2006	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	140	N/A
Eric W. Falkeis(2) Age: 44	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013.	140	Trustee, Professionally Managed Portfolios (31 Funds).
Patrick J. Rudnick Age: 44	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013 and Direxion Advisors, LLC, since November 2017; formerly Vice President, USBFS (2006 – 2013).	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 118 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
24

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 41	Secretary	One Year; Since 2011
			General Counsel, Rafferty Asset Management, LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A
Kent Barnes Age: 49	Chief Compliance Officer	One Year; Since 2016	Director of Compliance, Rafferty Asset Management, LLC, since April 2016 and Direxion Advisors, LLC, since November 2017; formerly, General Counsel – Alternative Investments, USBFS (2006 – 2016)	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 118 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
25

THIS PAGE INTENTIONALLY LEFT BLANK

26

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Investment Advisor

Rafferty Asset Management, LLC
1301 Avenue of the Americas
28th Floor
New York, NY 10019

Sub-Advisor

Hilton Capital Management, LLC
1010 Franklin Avenue
Garden City, NY 11530

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South Sixth Street
Minneapolis, MN 55402

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with SEC on Form N-Q. The Form N-Q is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	5/3/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	5/3/2018

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	5/3/2018

* Print the name and title of each signing officer under his or her signature.